                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-881

                            Columbia Funds Trust III
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                    Date of fiscal year end: August 31, 2005

                    Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

[Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

[PHOTO]



                               COLUMBIA FEDERAL
                                SECURITIES FUND

                         Annual Report August 31, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                           Columbia Federal Securities Fund

[PHOTO]



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have been integrating various components of the Nations Funds, Galaxy Funds and Columbia Funds, which will result in a single fund family that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products but also to enhance the breadth and availability of our services. Given our ability to now leverage the size and scale of the Columbia Management business, I am pleased that these efforts will also result in substantial cost savings to the funds.

Our goal is to create a more simplified, clearly delineated product line. Through thoughtful project planning and execution, we will initially reduce the number of retail mutual funds from over 140 to fewer than 90. Earlier this year several fund mergers and liquidations were successfully completed. As we work to complete the remaining product and service provider consolidations in the coming months, we remain committed to building a mutual fund business that meets, and hopefully exceeds, your desire for personal financial solutions. We will continue to strive for the highest standards of performance and service excellence. The asset management business is in a time of transformation and we are committed to being progressive and innovative in our approach to the business. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continuously earned and will remain focused on producing results for you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds. Chris joined Bank of America in August 2004.
Table of Contents


                    Fund Profile.......................  1

                    Performance Information............  2

                    Understanding Your Expenses........  3

                    Economic Update....................  4

                    Portfolio Manager's Report.........  5

                    Investment Portfolio...............  7

                    Statement of Assets and Liabilities 41

                    Statement of Operations............ 42

                    Statement of Changes in Net Assets. 43

                    Notes to Financial Statements...... 45

                    Financial Highlights............... 51

                    Report of Independent
                    Registered Public Accounting Firm.. 55

                    Trustees........................... 56

                    Officers........................... 58

                    Columbia Funds..................... 59

                    Important Information
                    About This Report.................. 61

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


                           --------------------------
                           Not FDIC May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                      FUND PROFILE
                                   -----------------------
                                         Columbia Federal
                                          Securities Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Average life breakdown as of 08/31/05 (%)

                                0-1 years   13.6
                                ----------------
                                0-5 years   35.7
                                ----------------
                                5-10 years  35.0
                                ----------------
                                10-20 years  6.6
                                ----------------
                                20+ years    9.1
                                ----------------

Top 5 sectors as of 08/31/05 (%)

                    Mortgage-backed securities          53.5
                    ----------------------------------------
                    Government agencies & obligations   47.2
                    ----------------------------------------
                    Asset-backed securities              8.0
                    ----------------------------------------
                    Corporate fixed-income bonds &
                      notes                              4.4
                    ----------------------------------------
                    Collateralized mortgage obligations  1.3
                    ----------------------------------------




/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
Average life is the expected maturity of a bond and is calculated as a percentage of senior securities. Sector breakdown is calculated as a percentage of net assets.
Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus. Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

.. For the 12-month period ended August 31, 2005, the fund's class A shares returned 3.91% without sales charge.

..  The fund modestly trailed its benchmark, the Citigroup Government/Mortgage
   Index, but beat the average return of its peer group, the Lipper General US Government Funds Category./1/

                                  [FLOW CHART]



The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup Government Index and the Citigroup Mortgage Index.

                                   Objective
Seeks as high a level of current income and total return as is consistent with prudent risk.

                               Total net assets
                                $871.7 million

Management style

                                    [GRAPHIC]

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                             Columbia Federal Securities Fund

Performance of a $10,000 investment 09/01/95 - 08/31/05 ($)


                          sales charge: without  with
                          ----------------------------
                          Class A        17,549 16,715
                          ----------------------------
                          Class B        16,289 16,289
                          ----------------------------
                          Class C        16,486 16,486
                          ----------------------------
                          Class Z        17,840    N/A
                          ----------------------------


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates. Growth of a $10,000 investment 09/01/95 - 08/31/05

                                    [CHART]

            Columbia Federal     Columbia Federal     Citigroup
              Securities A         Securities A       Government
             shares without       shares with         /Mortgage
              sales charge         sales charge         Index
            ----------------     ----------------     ----------
                $10,000             $9,525            $10,000
09/1995          10,101              9,621             10,090
10/1995          10,260              9,772             10,225
11/1995          10,438              9,942             10,374
12/1995          10,618             10,113             10,514
01/1996          10,692             10,184             10,585
02/1996          10,372              9,880             10,419
03/1996          10,225              9,739             10,347
04/1996          10,135              9,654             10,278
05/1996          10,055              9,577             10,271
06/1996          10,201              9,716             10,402
07/1996          10,218              9,733             10,432
08/1996          10,176              9,693             10,418
09/1996          10,385              9,892             10,592
10/1996          10,655             10,149             10,820
11/1996          10,866             10,350             10,989
12/1996          10,718             10,209             10,901
01/1997          10,744             10,233             10,947
02/1997          10,749             10,239             10,956
03/1997          10,569             10,066             10,855
04/1997          10,771             10,260             11,010
05/1997          10,871             10,354             11,109
06/1997          11,023             10,499             11,235
07/1997          11,366             10,826             11,514
08/1997          11,222             10,689             11,433
09/1997          11,409             10,867             11,593
10/1997          11,617             11,066             11,764
11/1997          11,644             11,091             11,817
12/1997          11,779             11,220             11,937
01/1998          11,958             11,390             12,092
02/1998          11,920             11,354             12,082
03/1998          11,947             11,380             12,126
04/1998          11,998             11,428             12,185
05/1998          12,125             11,549             12,296
06/1998          12,242             11,661             12,402
07/1998          12,258             11,676             12,436
08/1998          12,581             11,983             12,674
09/1998          12,959             12,344             12,944
10/1998          12,818             12,209             12,912
11/1998          12,800             12,192             12,940
12/1998          12,854             12,243             12,981
01/1999          12,940             12,325             13,064
02/1999          12,580             11,983             12,857
03/1999          12,672             12,070             12,922
04/1999          12,713             12,109             12,966
05/1999          12,499             11,905             12,864
06/1999          12,412             11,822             12,828
07/1999          12,291             11,707             12,782
08/1999          12,254             11,672             12,774
09/1999          12,422             11,832             12,932
10/1999          12,437             11,846             12,970
11/1999          12,411             11,821             12,962
12/1999          12,301             11,716             12,902
01/2000          12,216             11,635             12,865
02/2000          12,337             11,751             13,035
03/2000          12,528             11,933             13,220
04/2000          12,489             11,896             13,207
05/2000          12,453             11,861             13,215
06/2000          12,707             12,103             13,472
07/2000          12,800             12,192             13,583
08/2000          13,021             12,402             13,784
09/2000          13,081             12,460             13,875
10/2000          13,201             12,574             13,994
11/2000          13,490             12,850             14,235
12/2000          13,813             13,157             14,494
01/2001          13,958             13,295             14,675
02/2001          14,088             13,418             14,803
03/2001          14,134             13,463             14,875
04/2001          13,993             13,328             14,801
05/2001          14,044             13,377             14,875
06/2001          14,098             13,428             14,918
07/2001          14,438             13,752             15,239
08/2001          14,601             13,907             15,400
09/2001          14,861             14,155             15,650
10/2001          15,232             14,509             15,956
11/2001          14,897             14,189             15,701
12/2001          14,742             14,042             15,607
01/2002          14,853             14,147             15,735
02/2002          15,006             14,293             15,897
03/2002          14,686             13,988             15,643
04/2002          15,033             14,319             15,973
05/2002          15,124             14,406             16,081
06/2002          15,273             14,547             16,258
07/2002          15,537             14,799             16,530
08/2002          15,773             15,024             16,764
09/2002          16,040             15,278             17,023
10/2002          15,937             15,180             16,985
11/2002          15,835             15,083             16,904
12/2002          16,114             15,348             17,199
01/2003          16,085             15,321             17,199
02/2003          16,284             15,511             17,402
03/2003          16,232             15,461             17,375
04/2003          16,329             15,554             17,451
05/2003          16,620             15,830             17,690
06/2003          16,552             15,766             17,660
07/2003          15,900             15,144             17,127
08/2003          16,013             15,252             17,229
09/2003          16,427             15,647             17,629
10/2003          16,253             15,481             17,474
11/2003          16,291             15,517             17,512
12/2003          16,436             15,655             17,674
01/2004          16,580             15,793             17,803
02/2004          16,741             15,946             17,986
03/2004          16,841             16,041             18,106
04/2004          16,402             15,623             17,670
05/2004          16,331             15,556             17,610
06/2004          16,433             15,652             17,721
07/2004          16,597             15,809             17,886
08/2004          16,891             16,088             18,211
09/2004          16,950             16,145             18,244
10/2004          17,068             16,258             18,396
11/2004          16,934             16,129             18,254
12/2004          17,069             16,258             18,405
01/2005          17,190             16,374             18,512
02/2005          17,077             16,266             18,403
03/2005          17,010             16,202             18,348
04/2005          17,260             16,440             18,606
05/2005          17,429             16,602             18,796
06/2005          17,515             16,683             18,886
07/2005          17,345             16,521             18,720
08/2005          17,549             16,715             18,950


The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Federal Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 08/31/05 (%)


         Share class        A             B            C          Z
         --------------------------------------------------------------
         Inception      03/30/84      06/08/92      08/01/97   01/11/99
         --------------------------------------------------------------
         Sales charge without with  without with  without with without
         --------------------------------------------------------------
         1-year        3.91   -1.03  3.13   -1.86  3.29   2.29   4.16
         --------------------------------------------------------------
         5-year        6.16    5.13  5.37    5.05  5.53   5.53   4.16
         --------------------------------------------------------------
         10-year       5.79    5.27  5.00    5.00  5.13   5.13   5.96
         --------------------------------------------------------------


Average annual total return as of 06/30/05 (%)


          Share class       A            B            C          Z
          -----------------------------------------------------------
          Sales charge without with without with without with without
          -----------------------------------------------------------
          1-year        6.58   1.52  5.79   0.79  5.95   4.95  6.84
          -----------------------------------------------------------
          5-year        6.63   5.60  5.84   5.52  6.00   6.00  6.89
          -----------------------------------------------------------
          10-year       5.84   5.32  5.05   5.05  5.18   5.18  6.01
          -----------------------------------------------------------


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES AND MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may very. Please see the fund's prospectus for details.
Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These returns have not been adjusted to reflect any difference in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on March 30, 1984, class B shares were initially offered on June 8, 1992, class C shares were initially offered on August 1, 1997 and class Z shares were initially offered on January 11, 1999.

UNDERSTANDING YOUR EXPENSES
                                       ----------------------------------
                   Columbia Federal Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

03/01/05 - 08/31/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,027.78   1,019.91    5.37       5.35            1.05
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,024.00   1,016.13    9.18       9.15            1.80
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,024.80   1,016.89    8.42       8.39            1.65
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,029.09   1,021.17    4.09       4.08            0.80
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Distributor not waived a portion of class C shares' expenses, class C shares' total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                          Columbia Federal Securities Fund

The US economy moved ahead at a healthy pace during the 12-month period that began September 1, 2004 and ended August 31, 2005. Gross domestic product expanded at an annualized rate of 3.6% as job growth helped buoy consumer spending and rising profits boosted business spending. Employment data was solid. The economy added an average of 185,000 new jobs each month, and the unemployment rate dipped to a four-year low of 4.9%.

However, record-high energy prices began to weigh on economic growth as the period wore on. Signs of slower growth cropped up in retail spending and industrial activity. Consumer confidence readings dipped in July and fell sharply in the weeks after Hurricane Katrina, which occurred late in August. The decline was the largest in 25 years, according to the University of Michigan's monthly survey./1/ Now, the challenges of dealing with the storm's devastating losses has further threatened the economy's momentum.

Despite these setbacks, the longer-term outlook for the US economy remains favorable. With the assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered positive but modest returns despite rising short-term interest rates, which historically have driven yields on other maturity ranges higher -- and bond prices lower. That was not the case over the past 12 months. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at just over 4.0% -- slightly lower than where it started the period.

In this environment, the Lehman Brothers Aggregate Bond Index returned 4.15% for the 12-month period. High-yield bonds led the fixed income markets despite a setback in the spring when GM and Ford bonds were downgraded. The weak patch for high-yield was temporary as generally improved credit ratings, stronger balance sheets and higher profits for many companies in the high-yield universe helped get the sector back on track. The Merrill Lynch US High Yield, Cash Pay Index returned 9.28%.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 12.56% for this reporting period. Although returns were lackluster in the first two months of the period, most segments of the stock market bounced back after the presidential election in November. Stocks retreated again early in 2005 as energy prices and interest rates moved higher. Positive economic reports helped boost stock returns in June and July. However, stocks pulled back again in August as the economy recorded some disappointments. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth outdistanced value.

Short-term interest rates moved higher

After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.50% to 3.50%/2/ during the period. In the wake of Hurricane Katrina, some market observers speculated that the Fed might curtail its rate hikes, but the consensus favored higher short-term rates through the end of the year.

1.University of Michigan, monthly.
2.The federal funds rate was increased to 3.75% on September 20, 2005. Past performance is no guarantee of future results.
Summary
For the 12-month period ended August 31, 2005

..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [CHART]

Lehman Index            Merrill Lynch Index
------------            -------------------
   4.15%                       9.28%



.. Despite bouts of volatility, the broad stock market generated a double-digit return for the period. The S&P 500 Index returned 12.56%. As the economy expanded, small-cap stocks outperformed large-cap stocks, as measured by the Russell 2000 Index.

                                  [CHART]
S&P Index          Russell 2000 Index
---------          ------------------
 12.56%                 23.10%



The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000(R) Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization.
The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                 PORTFOLIO MANAGER'S REPORT
                                                     --------------------------
                              Columbia Federal Securities Fund


Portfolio Manager's Report

For the 12-month period ended August 31, 2005, Columbia Federal Securities Fund class A shares returned 3.91% without sales charge. The fund's return, which is reported after expenses, was slightly lower than the 4.04% return of the Citicorp Government/Mortgage Index over the same period. The index has no expenses. The fund beat the average return of the Lipper General US Government Funds Category, which was 3.75%. We believe that the fund had a higher stake than its peers in non-Treasury bonds, particularly mortgage bonds, which helped its return.

Rising interest rates hampered short-term bond returns

As the economy improved over the past year, the Federal Reserve Board (the Fed) gradually raised the federal funds rate from 1.50% to 3.50%. The federal funds rate is the target overnight interest rate at which banks lend each other money. In anticipation of the Fed's hikes, yields on two-year Treasuries climbed from 2.39% to 3.81%. As a result, bond prices in this maturity range, which move in the opposite direction of yields, fell. By contrast, yields on longer-term Treasuries declined, reflecting investors' long-term expectations for lower inflation and strong demand for Treasuries. As rates on 10-year Treasuries slid from 4.12% to 4.01%, prices on these longer-term bonds rose.

Mortgage bonds benefited as investors stretched for yield

As longer-term bond yields fell, mortgage bonds -- which offered a slight yield advantage over Treasuries -- fared particularly well. The fund had nearly 60% of its assets in mortgage bonds during the first half of the period. Later, we reduced the mortgage stake to about 54% of assets. We mostly sold issues with 5.5% coupons (or stated interest rates), which became less attractive as the difference in yield between Treasuries and non-Treasury bonds of comparable maturities narrowed. The fund focused mainly on mortgage bonds with slightly higher coupons of 6%.

The fund's investments in high quality bonds with a yield advantage over Treasuries, including asset-backed securities (ABS) and non-agency mortgage bonds as well as investment-grade corporate bonds, also aided performance. As investors sought out opportunities for additional yield, prices on these bonds appreciated. In the ABS sector, the fund focused on issues backed by payments from collateral such as credit card and home equity loans. Investment-grade corporate bonds also did well as a growing economy boosted corporate profits.

Treasury stake grew in response to interest rate changes

As we have done in previous periods, we used Treasuries to manage the fund's duration. Duration is a measure of interest rate sensitivity. This



Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Net asset value per share as of 08/31/05 ($)

                                 Class A 10.73
                                 -------------
                                 Class B 10.73
                                 -------------
                                 Class C 10.73
                                 -------------
                                 Class Z 10.73

Distributions declared per share 09/01/04 - 08/31/05 ($)

                                  Class A 0.43
                                  ------------
                                  Class B 0.35
                                  ------------
                                  Class C 0.37
                                  ------------
                                  Class Z 0.46

Portfolio duration (years)

                               As of 08/31/05 4.3
                               ------------------
                               As of 02/28/05 4.5

30-day SEC yields as of 08/31/05 (%)

                                  Class A 3.65
                                  ------------
                                  Class B 3.09
                                  ------------
                                  Class C 3.24
                                  ------------
                                  Class Z 4.08

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been lower.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

strategy was particularly important during this reporting period, as homeowners took advantage of declining long-term interest rates to refinance their mortgages. Heightened refinancing activity, in turn, had an impact on the fund's sizeable stake in the mortgage sector. It shortened the fund's duration. However, by raising the fund's position in Treasuries from 38% to 46%, we were able to keep its interest rate sensitivity in line with its peers. Most of our additions were to Treasuries with maturities of 10 years or more. Investments in Treasuries with intermediate (three- to five-year) maturities modestly detracted from returns.

Positioned to seek relative value

We plan to continue to look for investment opportunities primarily in the Treasury and mortgage sectors and, on a more limited basis, to high-quality ABS and investment-grade corporate bonds. The fund's sector weights will depend on where we find the best relative value. As always, we plan to be active managers of the fund's sector exposure as well as its interest-rate sensitivity based on actual or anticipated changes in the marketplace.

       [PHOTO] Ann T. Peterson has managed or co-managed the fund since June 2000 and has been with the advisor and its
       A. Peterson predecessors or affiliate organizations since 1986.

                   /s/


Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

As always, we plan to be active managers of the fund's sector exposure as well as its interest-rate sensitivity based on actual or anticipated changes in the marketplace.

                  INVESTMENT PORTFOLIO
                                       -----------------------
                  August 31, 2005            Columbia Federal
                                              Securities Fund

  Mortgage-Backed Securities - 53.5%                        Par ($)  Value ($)
  ---------------------------------- ------------------- ---------- ----------
  Federal Home Loan Mortgage Corp.   3.517% 02/01/18 (a)     32,371     32,522
                                     3.614% 07/01/19 (a)     50,530     50,543
                                     3.971% 05/01/18 (a)     85,824     86,810
                                     5.500% 06/01/35     80,000,560 80,910,408
                                     7.500% 04/01/07          1,157      1,174
                                     7.500% 10/01/11         26,451     27,886
                                     7.500% 03/01/16         42,523     42,969
                                     8.000% 04/01/07            785        797
                                     8.000% 06/01/07          5,008      5,143
                                     8.000% 06/01/07          1,730      1,776
                                     8.000% 07/01/07          2,716      2,789
                                     8.000% 12/01/07         11,486     11,805
                                     8.000% 05/01/09            794        829
                                     8.000% 06/01/09         11,763     11,921
                                     8.000% 07/01/09         10,736     11,206
                                     8.000% 07/01/09         35,086     35,262
                                     8.000% 09/01/09         57,902     60,440
                                     8.000% 05/01/10         23,750     24,985
                                     8.000% 01/01/11         25,539     25,882
                                     8.000% 12/01/11        314,065    314,849
                                     8.000% 05/01/16        115,644    115,933
                                     8.000% 04/01/17        111,800    119,368
                                     8.500% 12/01/07         30,804     31,795
                                     8.500% 01/01/08         21,181     21,816
                                     8.500% 05/01/08            841        845
                                     8.500% 10/01/08          4,461      4,477
                                     8.500% 05/01/09         28,307     28,410
                                     8.500% 01/01/10         35,482     37,588
                                     8.500% 07/01/10         22,058     22,638
                                     8.500% 09/01/17         43,590     46,902
                                     8.750% 12/01/07          9,036      9,324
                                     8.750% 05/01/08          3,390      3,531
                                     8.750% 07/01/08          8,130      8,372
                                     8.750% 08/01/08          1,275      1,280
                                     8.750% 10/01/08            898        914
                                     8.750% 10/01/08         28,178     29,074
                                     8.750% 03/01/09         19,510     20,476
                                     8.750% 05/01/09         13,514     13,944
                                     8.750% 11/01/09         33,553     34,896
                                     9.000% 06/01/08            981      1,000
                                     9.000% 12/01/08          3,357      3,506
                                     9.000% 06/01/09          4,265      4,328
                                     9.000% 07/01/09        101,075    106,441
                                     9.000% 07/01/09         32,889     34,635
                                     9.000% 07/01/09         28,390     28,923
                                     9.000% 05/01/10          6,184      6,300
                                     9.000% 06/01/11          4,724      5,037
                                     9.000% 12/01/18         74,990     76,397
                                     9.000% 01/01/22        138,522    151,452
                                     9.250% 10/01/08          5,919      6,210
                                     9.250% 11/01/08         17,307     18,159
                                     9.250% 11/01/08          5,411      5,678
                                     9.250% 03/01/09          7,803      8,097
                                     9.250% 01/01/10          2,333      2,445
                                     9.250% 01/01/10        287,224    301,365
                                     9.250% 03/01/10         49,223     52,494
                                     9.250% 07/01/10          2,019      2,138
                                     9.250% 10/01/10         67,763     72,266

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Federal Home Loan Mortgage Corp. - (continued)                     Par ($) Value ($)
---------------------------------------------- ------------------- ------- ---------
                                               9.250% 11/01/10      29,698    30,819
                                               9.250% 10/01/19      21,178    23,162
                                               9.500% 10/01/08      15,554    16,365
                                               9.500% 11/01/08      14,105    14,840
                                               9.500% 02/01/09      20,530    21,348
                                               9.500% 06/01/09      96,438   101,467
                                               9.500% 07/01/09       8,866     9,418
                                               9.500% 08/01/09      27,261    28,960
                                               9.500% 03/01/10       1,106     1,174
                                               9.500% 04/01/11      21,381    23,038
                                               9.500% 05/01/12      13,655    14,794
                                               9.500% 04/01/16       2,413     2,637
                                               9.500% 07/01/16       1,599     1,759
                                               9.500% 09/01/16       1,311     1,435
                                               9.500% 09/01/16       1,113     1,213
                                               9.500% 10/01/16       8,433     9,238
                                               9.750% 11/01/08       4,060     4,281
                                               9.750% 12/01/08      28,144    29,677
                                               9.750% 04/01/09      41,717    43,844
                                               9.750% 09/01/16      12,341    13,478
                                               10.000% 11/01/19     45,954    51,687
                                               10.250% 01/01/09      6,756     7,023
                                               10.250% 06/01/09      6,496     6,961
                                               10.250% 09/01/09     17,547    18,702
                                               10.250% 10/01/09     77,702    82,329
                                               10.250% 06/01/10     47,855    51,290
                                               10.250% 06/01/10      2,223     2,261
                                               10.250% 10/01/10     17,132    18,152
                                               10.250% 08/01/13     20,063    21,721
                                               10.250% 11/01/13     20,570    21,795
                                               10.500% 11/01/09         95        99
                                               10.500% 09/01/13      5,347     5,636
                                               10.500% 01/01/16    119,921   132,973
                                               10.500% 06/01/17    100,050   110,046
                                               10.500% 08/01/19     15,581    16,592
                                               10.500% 09/01/19     19,772    21,309
                                               10.500% 01/01/20     67,981    76,839
                                               10.500% 04/01/21     69,239    73,731
                                               11.250% 09/01/05        239       240
                                               11.250% 10/01/09     25,493    27,632
                                               11.250% 02/01/10     18,713    20,381
                                               11.250% 04/01/11     58,125    63,638
                                               11.250% 10/01/12     13,489    14,481
                                               11.250% 08/01/13     81,040    88,054
                                               11.250% 02/01/15      4,016     4,385
                                               11.250% 07/01/15     31,908    34,841
                                               11.250% 09/01/15     37,427    39,669
                                               11.250% 12/01/15     29,075    32,118
                                               11.500% 02/01/15     39,893    44,013

Federal National Mortgage Association          3.791% 07/01/27 (a)  35,356    35,813
                                               4.173% 08/01/19 (a)  28,251    28,674
                                               4.541% 07/01/20 (a)  15,209    15,609
                                               4.567% 06/01/20 (a)  44,220    45,393
                                               4.875% 11/01/19 (a)   3,431     3,512
                                               4.894% 03/01/18 (a) 188,204   194,501

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Federal National Mortgage Association - (continued)                         Par ($)   Value ($)
--------------------------------------------------- ------------------- ----------- -----------
                                                    5.133% 12/01/17 (a)      26,763      27,560
                                                    5.219% 12/01/31 (a)      60,621      61,970
                                                    5.500% 06/01/19 (a)      22,656      23,017
                                                    6.000% 12/01/08       1,590,461   1,623,506
                                                    6.000% 01/01/09       1,353,289   1,381,406
                                                    6.000% 01/01/24         456,247     468,930
                                                    6.000% 02/01/24          76,479      78,613
                                                    6.000% 02/01/24          86,603      89,019
                                                    6.000% 02/01/24          25,326      26,032
                                                    6.000% 03/01/24         190,925     196,253
                                                    6.000% 03/01/24          82,826      85,137
                                                    6.000% 03/01/24         206,721     212,489
                                                    6.000% 03/01/24         224,917     231,193
                                                    6.000% 03/01/24         170,220     174,969
                                                    6.000% 03/01/24          83,511      85,841
                                                    6.000% 03/01/24         183,709     188,835
                                                    6.000% 03/01/24         180,069     185,093
                                                    6.000% 04/01/24         177,496     182,430
                                                    6.000% 04/01/24         180,694     185,736
                                                    6.000% 04/01/24          48,898      50,262
                                                    6.000% 04/01/24          73,933      75,995
                                                    6.000% 04/01/24         102,844     105,714
                                                    6.000% 04/01/24         142,222     146,190
                                                    6.000% 04/01/24         213,467     219,423
                                                    6.000% 05/01/24         230,546     236,979
                                                    6.000% 05/01/24         114,937     118,144
                                                    6.000% 06/01/24         102,929     105,801
                                                    6.000% 08/01/24          72,860      74,893
                                                    6.000% 01/01/26           6,604       6,788
                                                    6.000% 02/01/26           5,391       5,541
                                                    6.000% 03/01/26          19,461      19,999
                                                    6.000% 03/01/26          72,165      74,160
                                                    6.000% 04/01/26          10,646      10,941
                                                    6.000% 05/01/26          10,505      10,795
                                                    6.000% 04/01/35     112,392,063 115,149,479
                                                    6.500% 10/01/07             969         986
                                                    6.500% 12/01/07             864         879
                                                    6.500% 12/01/07           3,502       3,563
                                                    6.500% 01/01/09          13,796      14,144
                                                    6.500% 02/01/09           6,398       6,559
                                                    6.500% 06/01/09           1,449       1,494
                                                    6.500% 06/01/09             265         273
                                                    6.500% 06/01/09             825         851
                                                    6.500% 08/01/10          23,849      24,727
                                                    6.500% 12/01/10           2,110       2,188
                                                    6.500% 04/01/11          42,973      44,570
                                                    6.500% 10/01/22          25,981      26,870
                                                    6.500% 09/01/25          46,224      48,013
                                                    6.500% 11/01/25         153,603     159,547
                                                    6.500% 05/01/26         249,472     259,126
                                                    6.500% 09/01/28          17,820      18,498
                                                    6.500% 12/01/28          15,388      15,973
                                                    6.500% 01/01/29         187,350     194,479
                                                    6.500% 06/01/29         227,461     235,984
                                                    7.000% 11/01/07           1,458       1,491
                                                    7.000% 06/01/09          11,608      11,972
                                                    7.000% 07/01/10          12,772      13,345
                                                    7.000% 07/01/10          24,964      25,932

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Federal National Mortgage Association - (continued)                 Par ($) Value ($)
--------------------------------------------------- --------------- ------- ---------
                                                    7.000% 09/01/10  12,836    13,412
                                                    7.000% 09/01/10  15,102    15,780
                                                    7.000% 10/01/10   7,904     8,259
                                                    7.000% 10/01/10 122,280   127,772
                                                    7.000% 10/01/12  36,552    38,280
                                                    7.000% 08/01/23 201,111   211,911
                                                    7.000% 10/01/23   9,604    10,120
                                                    7.000% 10/01/23  36,122    38,062
                                                    7.000% 11/01/23  18,536    19,531
                                                    7.000% 11/01/23  26,593    28,021
                                                    7.000% 11/01/23  21,883    23,058
                                                    7.000% 11/01/23  26,573    28,000
                                                    7.000% 11/01/23   2,682     2,826
                                                    7.000% 02/01/27   5,229     5,495
                                                    7.000% 02/01/27   5,862     6,170
                                                    7.500% 12/01/06   5,608     5,684
                                                    7.500% 02/01/08     827       829
                                                    7.500% 12/01/08   2,923     2,967
                                                    7.500% 01/01/09  10,316    10,521
                                                    7.500% 05/01/09  11,345    11,570
                                                    7.500% 12/01/09  36,459    38,143
                                                    7.500% 02/01/10   2,857     2,989
                                                    7.500% 06/01/10  10,050    10,587
                                                    7.500% 11/01/11  18,275    18,959
                                                    7.500% 07/01/13  17,163    18,029
                                                    7.500% 12/01/14   1,368     1,449
                                                    7.500% 01/01/17  59,605    63,419
                                                    7.500% 02/01/18  27,343    29,075
                                                    7.500% 10/01/23  20,724    22,038
                                                    7.500% 12/01/23  64,514    68,603
                                                    8.000% 07/01/08  14,410    14,759
                                                    8.000% 12/01/08  15,084    15,510
                                                    8.000% 03/01/09   5,651     5,816
                                                    8.000% 04/01/09  73,312    75,383
                                                    8.000% 07/01/09 121,528   125,180
                                                    8.000% 07/01/09   1,344     1,353
                                                    8.000% 08/01/09   9,733     9,876
                                                    8.000% 03/01/13   4,263     4,579
                                                    8.000% 11/01/15   5,849     6,274
                                                    8.000% 06/01/25   4,799     5,147
                                                    8.000% 08/01/27  54,898    58,866
                                                    8.000% 02/01/30   3,051     3,265
                                                    8.000% 02/01/30     220       236
                                                    8.000% 03/01/30  10,262    10,979
                                                    8.000% 08/01/30   4,829     5,167
                                                    8.000% 10/01/30  74,312    79,510
                                                    8.000% 11/01/30 378,445   404,913
                                                    8.000% 12/01/30 128,616   137,611
                                                    8.000% 01/01/31   3,169     3,391
                                                    8.000% 01/01/31 134,159   143,542
                                                    8.000% 01/01/31 654,432   700,236
                                                    8.000% 02/01/31   1,368     1,463
                                                    8.000% 04/01/31  58,677    62,781
                                                    8.000% 05/01/31  69,473    74,324
                                                    8.000% 08/01/31   4,290     4,590
                                                    8.000% 09/01/31   4,005     4,286
                                                    8.000% 09/01/31 260,592   278,787

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association - (continued)                 Par ($) Value ($)
--------------------------------------------------- --------------- ------- ---------
                                                    8.000% 12/01/31  20,302    21,720
                                                    8.000% 03/01/32  87,628    93,738
                                                    8.000% 04/01/32  62,616    66,988
                                                    8.000% 04/01/32 160,703   171,908
                                                    8.000% 04/01/32  30,115    32,215
                                                    8.000% 04/01/32 116,275   124,394
                                                    8.000% 05/01/32 605,018   647,205
                                                    8.000% 05/01/32  36,117    38,636
                                                    8.000% 05/01/32 165,334   176,862
                                                    8.000% 06/01/32  27,127    29,018
                                                    8.000% 06/01/32 820,109   877,293
                                                    8.000% 07/01/32  10,452    11,181
                                                    8.000% 07/01/32  65,386    69,946
                                                    8.000% 08/01/32 134,017   143,362
                                                    8.000% 10/01/32  62,733    67,107
                                                    8.000% 11/01/32 202,384   216,539
                                                    8.000% 02/01/33 323,123   345,654
                                                    8.000% 03/01/33  39,783    42,551
                                                    8.000% 03/01/33  90,860    97,182
                                                    8.000% 06/01/33  27,978    29,925
                                                    8.250% 05/01/08   3,621     3,734
                                                    8.250% 05/01/08  12,357    12,742
                                                    8.250% 05/01/08  12,099    12,463
                                                    8.250% 06/01/08   2,239     2,309
                                                    8.250% 01/01/09   9,944    10,254
                                                    8.250% 05/01/10  20,356    20,990
                                                    8.250% 09/01/11  18,362    19,149
                                                    8.500% 09/01/07  15,931    16,217
                                                    8.500% 02/01/08  43,479    44,925
                                                    8.500% 05/01/08   5,661     5,691
                                                    8.500% 08/01/08   1,899     1,909
                                                    8.500% 11/01/08  18,108    18,895
                                                    8.500% 12/01/08   6,753     6,874
                                                    8.500% 06/01/09  35,737    37,062
                                                    8.500% 07/01/09  13,399    13,639
                                                    8.500% 03/01/10  16,051    16,339
                                                    8.500% 12/01/11  20,020    20,686
                                                    8.500% 02/01/15   4,567     4,770
                                                    8.500% 04/01/15  20,073    21,418
                                                    8.500% 05/01/15  27,893    29,347
                                                    8.500% 06/01/15  13,537    14,126
                                                    8.500% 06/01/15 116,744   118,836
                                                    8.500% 06/01/17  17,522    18,044
                                                    8.500% 07/01/17  47,201    49,661
                                                    8.500% 12/01/17  16,082    16,371
                                                    8.500% 09/01/21  61,834    65,058
                                                    9.000% 06/01/07  28,898    29,583
                                                    9.000% 08/01/07  88,180    88,384
                                                    9.000% 09/01/07  79,507    81,114
                                                    9.000% 10/01/07   7,697     7,743
                                                    9.000% 10/01/07   6,015     6,136
                                                    9.000% 03/01/08   6,843     7,081
                                                    9.000% 03/01/08   2,668     2,684
                                                    9.000% 03/01/08     413       416
                                                    9.000% 05/01/08   6,443     6,481
                                                    9.000% 07/01/08   5,156     5,390
                                                    9.000% 12/01/08   9,727    10,066

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Federal National Mortgage Association - (continued)                  Par ($) Value ($)
--------------------------------------------------- ---------------- ------- ---------
                                                    9.000% 01/01/09    4,919     5,091
                                                    9.000% 05/01/09   65,403    68,291
                                                    9.000% 05/01/09    7,368     7,517
                                                    9.000% 05/01/09   98,421   102,201
                                                    9.000% 07/01/09    1,929     1,968
                                                    9.000% 09/01/09   32,180    33,640
                                                    9.000% 12/01/09   45,840    46,766
                                                    9.000% 12/01/09    8,721     9,116
                                                    9.000% 04/01/10    2,004     2,016
                                                    9.000% 05/01/10    5,863     6,106
                                                    9.000% 06/01/10   14,222    14,867
                                                    9.000% 11/01/10    1,757     1,851
                                                    9.000% 04/01/11   12,765    13,210
                                                    9.000% 06/01/11    3,832     4,009
                                                    9.000% 09/01/13   18,738    19,392
                                                    9.000% 09/01/14    9,621     9,816
                                                    9.000% 04/01/15    8,424     8,936
                                                    9.000% 05/01/15    7,138     7,462
                                                    9.000% 05/01/15    6,186     6,601
                                                    9.000% 07/01/15   11,782    12,192
                                                    9.000% 04/01/16  275,124   291,377
                                                    9.000% 04/01/16    1,536     1,590
                                                    9.000% 06/01/16   13,082    13,786
                                                    9.000% 07/01/16    4,560     4,652
                                                    9.000% 07/01/16    6,554     6,995
                                                    9.000% 09/01/16   15,631    16,473
                                                    9.000% 10/01/16    8,292     8,668
                                                    9.000% 01/01/17    6,368     6,755
                                                    9.000% 02/01/17      444       468
                                                    9.000% 03/01/17    1,869     1,970
                                                    9.000% 05/01/17    1,971     2,060
                                                    9.000% 05/01/17    4,124     4,311
                                                    9.000% 06/01/17   10,008    10,068
                                                    9.000% 06/01/17    1,741     1,820
                                                    9.000% 08/01/17   26,470    27,896
                                                    9.000% 05/01/18   40,397    42,229
                                                    9.000% 05/01/18   15,704    16,550
                                                    9.000% 09/01/19    2,998     3,159
                                                    9.000% 10/01/19   39,825    41,971
                                                    9.000% 11/01/19    1,497     1,578
                                                    9.000% 01/01/20      129       137
                                                    9.000% 03/01/20    2,175     2,251
                                                    9.000% 07/01/20    4,233     4,425
                                                    9.000% 01/01/21    9,667    10,371
                                                    9.000% 08/01/21  290,776   306,440
                                                    9.000% 06/01/22    5,716     6,064
                                                    9.500% 12/01/06       21        21
                                                    9.500% 06/01/08    5,752     5,881
                                                    9.500% 12/01/10   11,733    12,355
                                                    9.500% 03/01/11      944       994
                                                    9.500% 06/01/15    6,535     7,001
                                                    9.500% 03/01/16   18,727    19,492
                                                    9.500% 04/01/16   17,251    18,166
                                                    9.500% 06/01/16   40,831    42,498
                                                    9.500% 02/01/17    3,334     3,594
                                                    9.500% 07/01/17    1,736     1,829
                                                    10.000% 02/01/06      30        30

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association - (continued)                         Par ($)   Value ($)
--------------------------------------------------- ------------------- ----------- -----------
                                                    10.000% 10/01/06         10,340      10,477
                                                    10.500% 03/01/14         52,365      55,677
                                                    10.500% 12/01/15        152,670     164,307
                                                    10.500% 12/01/15          5,685       6,373
                                                    11.000% 08/01/15         85,694      92,978
                                                    11.000% 12/01/15         14,920      17,033
                                                    TBA
                                                    5.000% 03/17/20 (b) 142,215,000 143,192,728
                                                    5.000% 03/17/20 (b)  15,000,000  14,896,875
                                                    5.500% 03/17/20 (b)   6,800,000   6,944,500
                                                    6.500% 03/17/20 (b)  60,000,000  61,987,500

Government National Mortgage Association            3.750% 08/20/22 (a)       8,610       8,715
                                                    4.375% 05/20/22 (a)      56,514      57,205
                                                    4.375% 06/20/23 (a)      36,996      37,492
                                                    6.500% 06/15/23          20,682      21,658
                                                    6.500% 06/15/23           1,832       1,919
                                                    6.500% 08/15/23           2,341       2,451
                                                    6.500% 08/15/23          26,559      27,812
                                                    6.500% 09/15/23          22,123      23,167
                                                    6.500% 10/15/23          38,557      40,377
                                                    6.500% 10/15/23           6,036       6,321
                                                    6.500% 10/15/23             552         578
                                                    6.500% 11/15/23          20,378      21,340
                                                    6.500% 11/15/23          38,031      39,826
                                                    6.500% 11/15/23           3,196       3,347
                                                    6.500% 11/15/23          56,781      59,461
                                                    6.500% 11/15/23          35,401      37,071
                                                    6.500% 11/15/23           3,247       3,400
                                                    6.500% 11/15/23           2,453       2,569
                                                    6.500% 11/15/23          50,298      52,671
                                                    6.500% 11/15/23          16,603      17,386
                                                    6.500% 12/15/23           3,909       4,093
                                                    6.500% 12/15/23          21,429      22,440
                                                    6.500% 12/15/23          24,427      25,580
                                                    6.500% 12/15/23           2,897       3,034
                                                    6.500% 12/15/23           1,982       2,075
                                                    6.500% 12/15/23          45,755      47,914
                                                    6.500% 01/15/24           2,366       2,476
                                                    6.500% 01/15/24          31,258      32,717
                                                    6.500% 01/15/24          21,769      22,785
                                                    6.500% 02/15/24          49,010      51,299
                                                    6.500% 03/15/24          29,822      31,214
                                                    6.500% 03/15/24          73,672      77,112
                                                    6.500% 03/15/24          26,840      28,094
                                                    6.500% 03/15/24          30,652      32,084
                                                    6.500% 04/15/24          25,943      27,154
                                                    6.500% 05/15/24          23,140      24,220
                                                    6.500% 05/15/24          19,176      20,081
                                                    6.500% 07/15/24         180,040     188,529
                                                    6.500% 09/15/25          43,467      45,483
                                                    6.500% 12/15/25          35,804      37,464
                                                    6.500% 01/15/28          45,572      47,617
                                                    6.500% 02/15/28          78,711      82,242
                                                    6.500% 07/15/28         175,884     183,774
                                                    6.500% 08/15/28         161,245     168,477
                                                    6.500% 10/15/28          45,880      47,938

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                 Par ($) Value ($)
------------------------------------------------------ --------------- ------- ---------
                                                       6.500% 10/15/28  87,966    91,912
                                                       6.500% 11/15/28  50,109    52,357
                                                       6.500% 12/15/28 176,657   184,581
                                                       6.500% 12/15/28  83,293    87,029
                                                       6.500% 12/15/28  37,238    38,908
                                                       6.500% 01/15/29  55,130    57,563
                                                       6.500% 01/15/29  38,289    39,978
                                                       6.500% 01/15/29  58,881    61,480
                                                       6.500% 01/15/29  48,411    50,548
                                                       6.500% 01/15/29  59,561    62,190
                                                       6.500% 02/15/29  55,187    57,622
                                                       7.000% 03/15/22   9,306     9,843
                                                       7.000% 04/15/22   3,012     3,185
                                                       7.000% 10/15/22   2,823     2,986
                                                       7.000% 10/15/22   3,326     3,518
                                                       7.000% 11/15/22  12,627    13,355
                                                       7.000% 01/15/23 297,304   314,334
                                                       7.000% 03/15/23   3,068     3,244
                                                       7.000% 05/15/23  17,430    18,428
                                                       7.000% 05/15/23  53,693    56,769
                                                       7.000% 05/15/23  46,155    48,799
                                                       7.000% 05/15/23   1,258     1,330
                                                       7.000% 06/15/23   5,033     5,321
                                                       7.000% 06/15/23   2,812     2,973
                                                       7.000% 07/15/23   7,313     7,732
                                                       7.000% 10/15/23 117,509   124,241
                                                       7.000% 10/15/23   2,208     2,335
                                                       7.000% 12/15/23  95,523   101,012
                                                       7.000% 01/15/24   2,319     2,450
                                                       7.000% 03/15/24   4,650     4,915
                                                       7.000% 10/15/24  69,122    73,076
                                                       7.000% 08/15/25   2,506     2,647
                                                       7.000% 09/15/25   4,647     4,908
                                                       7.000% 10/15/25   4,180     4,415
                                                       7.000% 10/15/25  12,741    13,458
                                                       7.000% 10/15/25   2,454     2,592
                                                       7.000% 10/15/25  51,545    54,447
                                                       7.000% 10/15/25 100,428   106,084
                                                       7.000% 10/15/25   2,154     2,275
                                                       7.000% 12/15/25  66,806    70,560
                                                       7.000% 01/15/26  66,691    70,367
                                                       7.000% 02/15/26   5,215     5,503
                                                       7.000% 02/15/26  74,187    78,276
                                                       7.000% 02/15/26   1,734     1,830
                                                       7.000% 02/15/26   2,380     2,512
                                                       7.000% 03/15/26   1,203     1,269
                                                       7.000% 03/15/26   8,370     8,832
                                                       7.000% 03/15/26   2,731     2,882
                                                       7.000% 04/15/26   2,894     3,054
                                                       7.000% 04/15/26   2,383     2,515
                                                       7.000% 05/15/26   1,667     1,759
                                                       7.000% 06/15/26  23,901    25,219
                                                       7.000% 06/15/26  49,317    52,036
                                                       7.000% 11/15/26 111,937   118,194
                                                       7.000% 12/15/26   1,686     1,779
                                                       7.000% 01/15/27   5,228     5,510
                                                       7.000% 02/15/27  22,900    24,138

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                 Par ($) Value ($)
------------------------------------------------------ --------------- ------- ---------
                                                       7.000% 02/15/27   1,310     1,381
                                                       7.000% 04/15/27   4,212     4,439
                                                       7.000% 08/15/27   1,639     1,728
                                                       7.000% 09/15/27  18,568    19,572
                                                       7.000% 09/15/27  71,114    74,959
                                                       7.000% 10/15/27  17,409    18,350
                                                       7.000% 10/15/27   1,646     1,735
                                                       7.000% 10/15/27  16,657    17,558
                                                       7.000% 10/15/27  18,283    19,271
                                                       7.000% 10/15/27   1,052     1,109
                                                       7.000% 10/15/27  44,293    46,687
                                                       7.000% 11/15/27   1,256     1,324
                                                       7.000% 11/15/27  40,588    42,782
                                                       7.000% 11/15/27 139,986   147,555
                                                       7.000% 11/15/27  14,448    15,229
                                                       7.000% 11/15/27  50,192    52,906
                                                       7.000% 11/15/27  14,435    15,215
                                                       7.000% 11/15/27   7,529     7,936
                                                       7.000% 11/15/27   7,832     8,256
                                                       7.000% 11/15/27  69,886    73,664
                                                       7.000% 12/15/27  97,287   102,547
                                                       7.000% 12/15/27  25,609    26,993
                                                       7.000% 12/15/27   5,924     6,244
                                                       7.000% 12/15/27 160,229   168,892
                                                       7.000% 12/15/27  70,921    74,756
                                                       7.000% 12/15/27   3,608     3,803
                                                       7.000% 12/15/27  15,919    16,780
                                                       7.000% 12/15/27  20,912    22,043
                                                       7.000% 12/15/27   2,662     2,805
                                                       7.000% 12/15/27  74,387    78,409
                                                       7.000% 12/15/27  34,567    36,436
                                                       7.000% 12/15/27  14,980    15,790
                                                       7.000% 01/15/28   9,651    10,165
                                                       7.000% 01/15/28  18,989    20,001
                                                       7.000% 01/15/28 101,043   106,430
                                                       7.000% 01/15/28   9,679    10,195
                                                       7.000% 02/15/28   1,184     1,247
                                                       7.000% 02/15/28  40,090    42,227
                                                       7.000% 02/15/28  64,936    68,492
                                                       7.000% 03/15/28   1,451     1,529
                                                       7.000% 03/15/28  18,666    19,661
                                                       7.000% 03/15/28  16,833    17,730
                                                       7.000% 03/15/28 111,821   117,784
                                                       7.000% 03/15/28  68,338    72,039
                                                       7.000% 04/15/28  54,721    57,639
                                                       7.000% 04/15/28  11,001    11,588
                                                       7.000% 04/15/28   3,814     4,017
                                                       7.000% 04/15/28  12,922    13,611
                                                       7.000% 04/15/28  23,033    24,261
                                                       7.000% 04/15/28   3,877     4,084
                                                       7.000% 04/15/28  18,753    19,752
                                                       7.000% 04/15/28  27,108    28,554
                                                       7.000% 04/15/28  41,335    43,539
                                                       7.000% 05/15/28   2,325     2,449
                                                       7.000% 05/15/28   2,182     2,298
                                                       7.000% 05/15/28     895       942
                                                       7.000% 05/15/28  49,466    52,104

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                 Par ($) Value ($)
------------------------------------------------------ --------------- ------- ---------
                                                       7.000% 06/15/28  22,842    24,060
                                                       7.000% 07/15/28  35,935    37,850
                                                       7.000% 07/15/28  52,419    55,214
                                                       7.000% 07/15/28   7,806     8,223
                                                       7.000% 07/15/28 119,843   126,233
                                                       7.000% 07/15/28   6,485     6,830
                                                       7.000% 07/15/28 109,567   115,409
                                                       7.000% 07/15/28   5,922     6,238
                                                       7.000% 07/15/28 146,133   153,924
                                                       7.000% 07/15/28   4,529     4,771
                                                       7.000% 07/15/28  67,525    71,125
                                                       7.000% 07/15/28  15,007    15,807
                                                       7.000% 07/15/28  57,178    60,227
                                                       7.000% 07/15/28  12,748    13,427
                                                       7.000% 07/15/28  23,209    24,446
                                                       7.000% 07/15/28  16,975    17,880
                                                       7.000% 07/15/28  24,216    25,507
                                                       7.000% 07/15/28  98,293   103,534
                                                       7.000% 07/15/28  14,549    15,325
                                                       7.000% 07/15/28  13,739    14,472
                                                       7.000% 09/15/28  35,218    37,096
                                                       7.000% 12/15/28  57,033    60,073
                                                       7.000% 12/15/28  65,721    69,226
                                                       7.000% 12/15/28  41,351    43,556
                                                       7.000% 12/15/28  27,183    28,632
                                                       7.000% 01/15/29   2,476     2,606
                                                       7.000% 02/15/29   6,884     7,247
                                                       7.000% 03/15/29   1,901     2,001
                                                       7.000% 03/15/29   1,064     1,120
                                                       7.000% 03/15/29  11,861    12,485
                                                       7.000% 03/15/29  20,654    21,742
                                                       7.000% 03/15/29   8,410     8,853
                                                       7.000% 04/15/29   4,873     5,130
                                                       7.000% 04/15/29   3,442     3,623
                                                       7.000% 04/15/29   8,985     9,458
                                                       7.000% 04/15/29   5,343     5,625
                                                       7.000% 04/15/29   4,159     4,378
                                                       7.000% 04/15/29  14,114    14,858
                                                       7.000% 04/15/29   8,565     9,016
                                                       7.000% 04/15/29  19,169    20,179
                                                       7.000% 05/15/29  19,204    20,216
                                                       7.000% 05/15/29   1,764     1,857
                                                       7.000% 05/15/29   2,028     2,135
                                                       7.000% 05/15/29   6,024     6,342
                                                       7.000% 05/15/29   8,700     9,158
                                                       7.000% 05/15/29  18,099    19,053
                                                       7.000% 06/15/29   3,765     3,964
                                                       7.000% 06/15/29  12,217    12,861
                                                       7.000% 06/15/29  14,631    15,401
                                                       7.000% 06/15/29   6,403     6,740
                                                       7.000% 07/15/29  19,457    20,481
                                                       7.000% 07/15/29   2,557     2,692
                                                       7.000% 07/15/29  47,017    49,494
                                                       7.000% 07/15/29     479       504
                                                       7.000% 07/15/29   8,891     9,359
                                                       7.000% 07/15/29  15,691    16,517
                                                       7.000% 08/15/29   3,757     3,954

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                 Par ($) Value ($)
------------------------------------------------------ --------------- ------- ---------
                                                       7.000% 08/15/29   5,036     5,302
                                                       7.000% 08/15/29   1,636     1,722
                                                       7.000% 08/15/29  15,899    16,737
                                                       7.000% 08/15/29   9,663    10,172
                                                       7.000% 08/15/29   3,136     3,301
                                                       7.000% 08/15/29   1,363     1,435
                                                       7.000% 08/15/29   4,040     4,252
                                                       7.000% 08/15/29   7,225     7,606
                                                       7.000% 08/15/29     974     1,025
                                                       7.000% 08/15/29   9,260     9,748
                                                       7.000% 08/15/29  13,611    14,328
                                                       7.000% 08/15/29   4,002     4,213
                                                       7.000% 08/15/29   9,939    10,463
                                                       7.000% 09/15/29   9,434     9,931
                                                       7.000% 09/15/29  10,758    11,325
                                                       7.000% 09/15/29   7,319     7,704
                                                       7.000% 09/15/29   3,909     4,115
                                                       7.000% 09/15/29   2,030     2,137
                                                       7.000% 09/15/29   4,093     4,308
                                                       7.000% 09/15/29   4,135     4,353
                                                       7.000% 09/15/29   8,308     8,745
                                                       7.000% 10/15/29  22,947    24,156
                                                       7.500% 04/15/06   2,946     2,985
                                                       7.500% 12/15/06   3,953     4,005
                                                       7.500% 02/15/07   2,439     2,498
                                                       7.500% 02/15/07   4,476     4,584
                                                       7.500% 02/15/07     544       557
                                                       7.500% 02/15/07   1,685     1,725
                                                       7.500% 02/15/07   1,584     1,622
                                                       7.500% 02/15/07   4,043     4,141
                                                       7.500% 02/15/07   7,455     7,644
                                                       7.500% 03/15/07   4,043     4,141
                                                       7.500% 03/15/07   2,411     2,469
                                                       8.000% 09/15/06      25        26
                                                       8.000% 08/15/07     547       561
                                                       8.000% 04/15/08     223       230
                                                       8.000% 06/20/17  35,187    37,591
                                                       8.000% 06/20/17  20,776    22,195
                                                       8.000% 06/20/17 102,341   109,334
                                                       8.000% 06/20/17  52,831    56,441
                                                       8.000% 07/20/17  32,636    34,866
                                                       8.000% 03/20/23   1,245     1,329
                                                       8.000% 06/15/23   2,462     2,644
                                                       8.000% 07/15/23   3,641     3,910
                                                       8.500% 11/20/22  83,566    91,494
                                                       8.750% 12/15/21 116,736   127,193
                                                       8.850% 01/15/19 106,957   116,729
                                                       8.850% 05/15/19  76,172    83,132
                                                       8.850% 07/15/19   7,049     7,693
                                                       9.000% 08/15/08  18,806    19,695
                                                       9.000% 08/15/08   3,837     4,018
                                                       9.000% 08/15/08   5,244     5,492
                                                       9.000% 08/15/08  31,185    32,659
                                                       9.000% 09/15/08   4,334     4,539
                                                       9.000% 09/15/08   5,907     6,187
                                                       9.000% 09/15/08   4,826     5,054
                                                       9.000% 09/15/08  33,670    35,262

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                 Par ($) Value ($)
------------------------------------------------------ --------------- ------- ---------
                                                       9.000% 09/15/08  19,700    20,631
                                                       9.000% 09/15/08  11,337    11,873
                                                       9.000% 10/15/08   6,828     7,151
                                                       9.000% 10/15/08   5,574     5,838
                                                       9.000% 11/15/08  14,658    15,350
                                                       9.000% 11/15/08   4,153     4,349
                                                       9.000% 11/15/08     773       810
                                                       9.000% 11/15/08  12,157    12,731
                                                       9.000% 11/15/08  15,000    15,709
                                                       9.000% 11/15/08   6,536     6,845
                                                       9.000% 12/15/08  15,003    15,713
                                                       9.000% 12/15/08  15,022    15,732
                                                       9.000% 12/15/08     946       991
                                                       9.000% 12/15/08  13,703    14,351
                                                       9.000% 01/15/09  27,197    28,722
                                                       9.000% 02/15/09   9,272     9,792
                                                       9.000% 02/15/09   9,508    10,041
                                                       9.000% 02/15/09   8,320     8,786
                                                       9.000% 02/15/09   5,784     6,109
                                                       9.000% 03/15/09   6,400     6,759
                                                       9.000% 03/15/09  43,180    45,602
                                                       9.000% 03/15/09  35,357    37,340
                                                       9.000% 03/15/09  14,196    14,992
                                                       9.000% 04/15/09   4,096     4,326
                                                       9.000% 05/15/09  37,597    39,705
                                                       9.000% 05/15/09  83,351    88,025
                                                       9.000% 05/15/09  39,110    41,304
                                                       9.000% 06/15/09 121,257   128,056
                                                       9.000% 06/15/09  54,944    58,025
                                                       9.000% 06/15/09   6,515     6,880
                                                       9.000% 12/15/09  22,471    23,731
                                                       9.000% 05/15/16  23,268    25,328
                                                       9.000% 05/15/16   2,368     2,577
                                                       9.000% 05/15/16   1,005     1,094
                                                       9.000% 05/15/16   3,100     3,374
                                                       9.000% 06/15/16   1,910     2,079
                                                       9.000% 06/15/16  26,492    28,837
                                                       9.000% 06/15/16     809       880
                                                       9.000% 06/15/16     811       883
                                                       9.000% 06/15/16     552       601
                                                       9.000% 07/15/16     312       339
                                                       9.000% 07/15/16  37,330    40,636
                                                       9.000% 07/15/16   2,212     2,408
                                                       9.000% 07/15/16  40,477    44,060
                                                       9.000% 08/15/16     274       299
                                                       9.000% 08/15/16   1,526     1,661
                                                       9.000% 09/15/16  24,313    26,465
                                                       9.000% 09/15/16   3,015     3,282
                                                       9.000% 09/15/16     425       462
                                                       9.000% 09/15/16   1,764     1,921
                                                       9.000% 10/15/16  11,815    12,861
                                                       9.000% 10/15/16  37,252    40,550
                                                       9.000% 10/15/16     309       337
                                                       9.000% 11/15/16     500       545
                                                       9.000% 11/15/16   1,935     2,106
                                                       9.000% 11/15/16   5,322     5,793
                                                       9.000% 11/15/16   1,870     2,036

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       9.000% 11/15/16    1,238     1,348
                                                       9.000% 11/15/16    1,282     1,395
                                                       9.000% 11/15/16      407       443
                                                       9.000% 11/15/16    1,935     2,107
                                                       9.000% 11/20/16  136,489   148,027
                                                       9.000% 12/15/16      467       509
                                                       9.000% 12/15/16      503       548
                                                       9.000% 12/15/16      829       902
                                                       9.000% 12/15/16       20        22
                                                       9.000% 01/15/17   29,248    31,910
                                                       9.000% 01/15/17   79,709    86,965
                                                       9.000% 01/15/17   22,080    24,090
                                                       9.000% 02/15/17    2,479     2,705
                                                       9.000% 03/15/17    1,421     1,550
                                                       9.000% 03/20/17   62,513    67,953
                                                       9.000% 05/15/17    2,832     3,090
                                                       9.000% 05/15/17      478       521
                                                       9.000% 06/15/17   46,621    50,865
                                                       9.000% 06/15/17    3,230     3,524
                                                       9.000% 06/20/17  119,519   129,921
                                                       9.000% 07/15/17      286       313
                                                       9.000% 07/15/17      441       481
                                                       9.000% 09/15/17   21,751    23,731
                                                       9.000% 10/15/17   21,302    23,157
                                                       9.000% 12/15/17   12,625    13,727
                                                       9.000% 04/15/18    2,419     2,644
                                                       9.000% 04/20/18  210,321   229,083
                                                       9.000% 05/20/18   70,726    77,035
                                                       9.000% 08/15/19      630       690
                                                       9.000% 08/15/19      890       975
                                                       9.000% 12/15/19      587       643
                                                       9.000% 04/15/20    1,156     1,268
                                                       9.000% 05/20/21    6,954     7,613
                                                       9.000% 09/15/21      887       974
                                                       9.000% 02/15/25  168,901   186,359
                                                       9.250% 10/15/16  167,183   182,714
                                                       9.250% 05/15/18   17,742    19,493
                                                       9.250% 07/15/21   77,429    85,548
                                                       9.250% 09/15/21   36,494    40,321
                                                       9.500% 06/15/09   77,142    82,150
                                                       9.500% 06/15/09   58,792    62,608
                                                       9.500% 07/15/09   23,646    25,181
                                                       9.500% 07/15/09   17,213    18,330
                                                       9.500% 07/15/09   21,041    22,406
                                                       9.500% 08/15/09   28,861    30,734
                                                       9.500% 08/15/09   30,061    32,013
                                                       9.500% 08/15/09   44,953    47,871
                                                       9.500% 08/15/09   58,647    62,453
                                                       9.500% 09/15/09   53,305    56,765
                                                       9.500% 09/15/09   50,024    53,271
                                                       9.500% 09/15/09   43,723    46,561
                                                       9.500% 10/15/09   50,873    54,175
                                                       9.500% 10/15/09   28,462    30,309
                                                       9.500% 02/20/18   61,639    68,063
                                                       9.500% 12/20/24   20,417    22,671
                                                       9.500% 01/20/25   19,096    21,207
                                                       10.000% 07/20/18  20,874    23,443

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       10.500% 02/15/10   5,738     6,250
                                                       10.500% 09/15/10     941     1,025
                                                       10.500% 06/15/11  17,803    19,582
                                                       10.500% 06/15/12  18,882    20,940
                                                       10.500% 03/15/13     535       598
                                                       10.500% 06/15/13   6,779     7,568
                                                       10.500% 07/15/13  11,750    13,118
                                                       10.500% 11/15/13  22,636    25,271
                                                       10.500% 07/15/15     463       521
                                                       10.500% 08/15/15   9,933    11,183
                                                       10.500% 09/15/15   6,639     7,475
                                                       10.500% 09/15/15   1,086     1,223
                                                       10.500% 09/15/15  21,834    24,582
                                                       10.500% 10/15/15   8,279     9,321
                                                       10.500% 10/15/15     531       598
                                                       10.500% 10/15/15     483       543
                                                       10.500% 10/15/15   2,013     2,266
                                                       10.500% 12/15/15   8,586     9,667
                                                       10.500% 12/15/15   3,253     3,663
                                                       10.500% 12/15/15     393       442
                                                       10.500% 01/15/16     380       429
                                                       10.500% 01/15/16  21,478    24,256
                                                       10.500% 01/15/16  15,856    17,907
                                                       10.500% 01/20/16     256       287
                                                       10.500% 02/15/16   4,803     5,424
                                                       10.500% 02/15/16   8,898    10,049
                                                       10.500% 02/15/16   3,337     3,768
                                                       10.500% 03/15/16   2,392     2,701
                                                       10.500% 03/15/16   2,819     3,184
                                                       10.500% 03/15/16   6,013     6,791
                                                       10.500% 12/15/16     607       625
                                                       10.500% 07/15/17  14,545    16,469
                                                       10.500% 10/15/17   3,155     3,572
                                                       10.500% 10/15/17   3,055     3,459
                                                       10.500% 11/15/17   2,807     3,179
                                                       10.500% 11/15/17  46,089    52,187
                                                       10.500% 11/15/17   4,094     4,635
                                                       10.500% 11/15/17  13,295    15,054
                                                       10.500% 11/15/17  12,225    13,843
                                                       10.500% 11/15/17   3,436     3,891
                                                       10.500% 11/15/17  12,950    14,663
                                                       10.500% 11/15/17   4,387     4,967
                                                       10.500% 11/15/17   2,349     2,660
                                                       10.500% 12/15/17  25,010    28,319
                                                       10.500% 12/15/17   4,469     5,061
                                                       10.500% 12/15/17  28,574    32,355
                                                       10.500% 12/15/17  28,145    31,868
                                                       10.500% 12/15/17   1,463     1,657
                                                       10.500% 12/15/17  16,628    18,828
                                                       10.500% 01/15/18     332       377
                                                       10.500% 01/15/18   4,082     4,593
                                                       10.500% 01/15/18  42,793    48,563
                                                       10.500% 01/15/18   4,435     5,033
                                                       10.500% 01/15/18   3,247     3,685
                                                       10.500% 01/15/18   7,056     8,007
                                                       10.500% 02/15/18  25,672    29,133

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       10.500% 02/15/18  14,082    15,981
                                                       10.500% 02/15/18   4,250     4,823
                                                       10.500% 02/15/18  12,432    14,108
                                                       10.500% 02/15/18  15,288    17,350
                                                       10.500% 03/15/18  13,334    15,131
                                                       10.500% 03/15/18  14,855    16,857
                                                       10.500% 03/15/18  24,625    27,944
                                                       10.500% 03/15/18   1,310     1,487
                                                       10.500% 04/15/18  16,583    18,819
                                                       10.500% 04/15/18  74,969    85,076
                                                       10.500% 04/15/18  21,986    24,950
                                                       10.500% 04/15/18  19,294    21,896
                                                       10.500% 06/15/18   6,937     7,872
                                                       10.500% 06/15/18   2,356     2,673
                                                       10.500% 07/15/18  52,012    59,024
                                                       10.500% 07/15/18   1,407     1,597
                                                       10.500% 08/15/18  22,038    25,009
                                                       10.500% 09/15/18   7,575     8,596
                                                       10.500% 09/15/18  19,339    21,946
                                                       10.500% 10/15/18   3,524     3,999
                                                       10.500% 10/15/18   2,476     2,810
                                                       10.500% 12/15/18   3,421     3,882
                                                       10.500% 12/15/18  11,120    12,543
                                                       10.500% 02/15/19  21,957    24,965
                                                       10.500% 03/15/19   6,067     6,898
                                                       10.500% 03/15/19   4,454     5,064
                                                       10.500% 04/15/19   2,364     2,687
                                                       10.500% 04/15/19  61,459    69,877
                                                       10.500% 04/15/19   5,698     6,478
                                                       10.500% 04/15/19   6,703     7,621
                                                       10.500% 04/15/19   7,727     8,785
                                                       10.500% 04/15/19   9,843    11,192
                                                       10.500% 05/15/19  18,885    21,472
                                                       10.500% 05/15/19  11,073    12,590
                                                       10.500% 05/15/19  13,125    14,923
                                                       10.500% 05/15/19     473       538
                                                       10.500% 05/15/19   9,282    10,554
                                                       10.500% 06/15/19   5,327     6,057
                                                       10.500% 06/15/19  11,742    13,350
                                                       10.500% 06/15/19   1,627     1,850
                                                       10.500% 06/15/19   2,914     3,314
                                                       10.500% 06/15/19   7,205     8,191
                                                       10.500% 06/15/19   1,297     1,474
                                                       10.500% 06/15/19  17,020    19,351
                                                       10.500% 06/15/19   4,967     5,648
                                                       10.500% 06/15/19   4,617     5,249
                                                       10.500% 06/15/19  20,109    22,864
                                                       10.500% 06/15/19  10,316    11,729
                                                       10.500% 06/20/19  11,874    13,453
                                                       10.500% 07/15/19     352       401
                                                       10.500% 07/15/19   8,390     9,540
                                                       10.500% 07/15/19   3,110     3,536
                                                       10.500% 07/15/19  23,897    27,170
                                                       10.500% 07/15/19  18,189    20,680
                                                       10.500% 07/15/19  49,082    55,805
                                                       10.500% 07/15/19  18,585    21,130

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       10.500% 07/15/19   2,594     2,950
                                                       10.500% 07/15/19   7,852     8,928
                                                       10.500% 07/20/19   8,234     9,328
                                                       10.500% 08/15/19   4,571     5,198
                                                       10.500% 08/15/19   7,425     8,442
                                                       10.500% 08/15/19   2,153     2,448
                                                       10.500% 08/15/19   2,997     3,408
                                                       10.500% 08/15/19   2,768     3,148
                                                       10.500% 08/15/19   4,428     5,034
                                                       10.500% 08/20/19  19,900    22,546
                                                       10.500% 09/15/19     929     1,056
                                                       10.500% 09/15/19  13,746    15,629
                                                       10.500% 09/15/19   4,049     4,119
                                                       10.500% 09/15/19  15,509    17,634
                                                       10.500% 09/20/19  14,777    16,742
                                                       10.500% 10/15/19   2,446     2,781
                                                       10.500% 10/15/19   2,348     2,670
                                                       10.500% 10/15/19   7,264     8,260
                                                       10.500% 12/15/19  58,202    66,174
                                                       10.500% 12/15/19   5,099     5,798
                                                       10.500% 02/15/20   2,566     2,922
                                                       10.500% 03/15/20  20,816    23,705
                                                       10.500% 04/15/20   7,520     8,563
                                                       10.500% 04/15/20   6,495     7,396
                                                       10.500% 05/15/20   7,881     8,975
                                                       10.500% 07/15/20   4,721     5,377
                                                       10.500% 07/15/20  12,539    14,279
                                                       10.500% 07/15/20   9,346    10,643
                                                       10.500% 07/15/20   1,879     2,140
                                                       10.500% 08/15/20   8,158     9,291
                                                       10.500% 08/15/20   1,833     2,088
                                                       10.500% 08/15/20  21,772    24,794
                                                       10.500% 08/15/20   6,863     7,816
                                                       10.500% 09/15/20   7,358     8,379
                                                       10.500% 09/15/20   9,862    11,231
                                                       10.500% 10/15/20     155       177
                                                       10.500% 11/15/20   4,623     5,265
                                                       10.500% 12/15/20     875       997
                                                       10.500% 08/15/21 283,260   320,865
                                                       10.625% 05/15/10  11,128    12,090
                                                       11.000% 12/15/09  15,801    17,135
                                                       11.000% 12/15/09   8,520     9,239
                                                       11.000% 12/15/09   9,469    10,269
                                                       11.000% 01/15/10     138       151
                                                       11.000% 01/15/10     227       248
                                                       11.000% 02/15/10   7,481     8,175
                                                       11.000% 02/15/10     817       893
                                                       11.000% 02/15/10     238       260
                                                       11.000% 02/15/10  20,023    21,807
                                                       11.000% 03/15/10  16,284    17,796
                                                       11.000% 07/15/10   4,202     4,593
                                                       11.000% 07/15/10     432       472
                                                       11.000% 07/15/10     642       702
                                                       11.000% 07/15/10   9,186    10,039
                                                       11.000% 08/15/10   1,685     1,841
                                                       11.000% 08/15/10   2,337     2,554

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       11.000% 08/15/10   6,079     6,643
                                                       11.000% 08/15/10   1,487     1,625
                                                       11.000% 08/15/10   8,050     8,797
                                                       11.000% 08/15/10   7,292     7,969
                                                       11.000% 08/15/10   1,033     1,129
                                                       11.000% 08/15/10  15,718    17,119
                                                       11.000% 08/15/10   1,205     1,312
                                                       11.000% 08/15/10   2,978     3,243
                                                       11.000% 09/15/10   8,636     9,437
                                                       11.000% 09/15/10  10,771    11,771
                                                       11.000% 09/15/10   4,500     4,918
                                                       11.000% 09/15/10   1,398     1,528
                                                       11.000% 09/15/10   3,602     3,937
                                                       11.000% 09/15/10  13,457    14,707
                                                       11.000% 09/15/10   4,384     4,791
                                                       11.000% 09/15/10   2,049     2,240
                                                       11.000% 09/15/10  12,799    13,940
                                                       11.000% 09/15/10   2,522     2,747
                                                       11.000% 09/15/10  15,367    16,736
                                                       11.000% 09/15/10     494       538
                                                       11.000% 10/15/10   2,272     2,483
                                                       11.000% 10/15/10  21,556    23,477
                                                       11.000% 11/15/10   5,483     5,971
                                                       11.000% 04/15/11   6,537     7,177
                                                       11.000% 01/15/13  10,941    12,076
                                                       11.000% 02/15/13   2,041     2,252
                                                       11.000% 07/15/13   4,407     4,865
                                                       11.000% 07/15/13   1,712     1,890
                                                       11.000% 07/15/13  14,248    15,726
                                                       11.000% 07/15/13      97       107
                                                       11.000% 07/15/13   2,802     3,093
                                                       11.000% 08/15/15   3,842     4,258
                                                       11.000% 08/15/15   9,649    10,694
                                                       11.000% 08/15/15  16,860    18,685
                                                       11.000% 09/15/15   6,896     7,643
                                                       11.000% 09/15/15  23,953    26,546
                                                       11.000% 09/15/15   2,262     2,507
                                                       11.000% 09/15/15  10,586    11,732
                                                       11.000% 09/15/15   3,731     4,135
                                                       11.000% 10/15/15  18,452    20,450
                                                       11.000% 10/15/15   9,591    10,629
                                                       11.000% 11/15/15  27,548    30,531
                                                       11.000% 11/15/15   1,018     1,128
                                                       11.000% 11/15/15  19,185    21,262
                                                       11.000% 11/15/15   1,536     1,703
                                                       11.000% 11/15/15  27,152    30,092
                                                       11.000% 11/15/15  26,361    29,215
                                                       11.000% 12/15/15   2,174     2,410
                                                       11.000% 12/15/15     626       694
                                                       11.000% 12/15/15  14,966    16,586
                                                       11.000% 12/15/15   4,072     4,513
                                                       11.000% 12/15/15   4,958     5,495
                                                       11.000% 12/15/15   5,349     5,928
                                                       11.000% 12/15/15   1,883     2,087
                                                       11.000% 12/15/15   5,017     5,561
                                                       11.000% 12/15/15   6,514     7,219

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       11.000% 12/15/15  10,116    11,212
                                                       11.000% 12/15/15   9,404    10,422
                                                       11.000% 12/15/15  27,932    30,956
                                                       11.000% 01/15/16   7,783     8,639
                                                       11.000% 01/15/16   3,577     3,970
                                                       11.000% 01/15/16  30,518    33,875
                                                       11.000% 02/15/16   3,302     3,666
                                                       11.000% 03/15/16   4,402     4,886
                                                       11.000% 07/15/16  43,581    48,375
                                                       11.000% 07/15/17     418       446
                                                       11.000% 08/15/18   6,068     6,753
                                                       11.000% 09/15/18 116,202   129,318
                                                       11.000% 11/15/18   1,839     2,046
                                                       11.000% 11/15/18   8,986    10,000
                                                       11.000% 12/15/18  40,243    44,785
                                                       11.000% 06/20/19  15,502    17,207
                                                       11.000% 10/15/20   9,970    11,117
                                                       11.000% 12/15/20  28,601    31,891
                                                       11.000% 02/15/21   7,280     8,123
                                                       11.000% 03/15/21  10,652    11,886
                                                       11.500% 03/15/10   6,902     7,605
                                                       11.500% 03/15/10   3,232     3,561
                                                       11.500% 03/15/10   2,324     2,561
                                                       11.500% 04/15/10   1,125     1,240
                                                       11.500% 04/15/10  10,305    11,354
                                                       11.500% 07/15/10   7,398     8,152
                                                       11.500% 09/15/10  31,606    34,826
                                                       11.500% 10/15/10   5,804     6,395
                                                       11.500% 10/15/10   2,922     3,219
                                                       11.500% 10/15/10   5,304     5,845
                                                       11.500% 10/15/10   2,049     2,258
                                                       11.500% 10/15/10  16,320    17,983
                                                       11.500% 10/15/10   3,511     3,869
                                                       11.500% 10/15/10   2,523     2,780
                                                       11.500% 10/15/10   3,400     3,746
                                                       11.500% 05/15/11   6,048     6,700
                                                       11.500% 09/15/11   5,259     5,826
                                                       11.500% 01/15/13   2,900     3,193
                                                       11.500% 01/15/13   1,336     1,490
                                                       11.500% 01/15/13   1,749     1,950
                                                       11.500% 01/15/13   8,275     9,231
                                                       11.500% 01/15/13   2,818     3,143
                                                       11.500% 01/15/13  14,960    16,688
                                                       11.500% 01/15/13   9,068    10,116
                                                       11.500% 01/15/13   4,650     5,187
                                                       11.500% 02/15/13   8,210     9,158
                                                       11.500% 02/15/13   7,249     8,086
                                                       11.500% 02/15/13     592       661
                                                       11.500% 02/15/13      75        81
                                                       11.500% 02/15/13  20,485    22,851
                                                       11.500% 02/15/13  32,329    36,062
                                                       11.500% 02/15/13   2,394     2,670
                                                       11.500% 02/15/13   3,120     3,480
                                                       11.500% 02/15/13  10,208    11,387
                                                       11.500% 02/15/13   6,549     7,305
                                                       11.500% 02/15/13   3,674     4,098

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       11.500% 02/15/13   6,759     7,539
                                                       11.500% 02/15/13   7,420     8,277
                                                       11.500% 02/15/13   1,877     2,093
                                                       11.500% 03/15/13  10,517    11,731
                                                       11.500% 03/15/13     733       818
                                                       11.500% 03/15/13   6,968     7,773
                                                       11.500% 03/15/13   7,293     8,135
                                                       11.500% 03/15/13     844       941
                                                       11.500% 03/15/13  12,535    13,983
                                                       11.500% 03/15/13   6,411     7,151
                                                       11.500% 03/15/13   5,658     6,311
                                                       11.500% 03/15/13  13,451    15,005
                                                       11.500% 03/15/13  13,445    14,998
                                                       11.500% 03/15/13   9,560    10,664
                                                       11.500% 03/15/13  10,918    12,179
                                                       11.500% 03/15/13  10,426    11,630
                                                       11.500% 03/15/13  19,372    21,609
                                                       11.500% 03/15/13   3,349     3,736
                                                       11.500% 03/15/13  29,017    32,368
                                                       11.500% 03/15/13   2,339     2,609
                                                       11.500% 03/15/13   2,045     2,281
                                                       11.500% 03/15/13   2,133     2,379
                                                       11.500% 03/15/13   1,147     1,279
                                                       11.500% 03/15/13  14,631    16,321
                                                       11.500% 03/15/13   7,944     8,425
                                                       11.500% 03/15/13  13,531    15,094
                                                       11.500% 04/15/13  14,854    16,569
                                                       11.500% 04/15/13   7,461     8,323
                                                       11.500% 04/15/13  10,032    11,191
                                                       11.500% 04/15/13   2,578     2,875
                                                       11.500% 04/15/13   2,742     3,059
                                                       11.500% 04/15/13  40,709    45,410
                                                       11.500% 04/15/13   6,435     7,178
                                                       11.500% 04/15/13   8,490     9,470
                                                       11.500% 04/15/13     948     1,058
                                                       11.500% 04/15/13  14,843    16,557
                                                       11.500% 04/15/13     529       591
                                                       11.500% 04/15/13   1,697     1,860
                                                       11.500% 04/15/13  11,520    12,850
                                                       11.500% 04/15/13   1,540     1,717
                                                       11.500% 04/15/13   7,147     7,972
                                                       11.500% 04/15/13   1,314     1,452
                                                       11.500% 04/15/13   7,157     7,984
                                                       11.500% 04/15/13  20,372    22,724
                                                       11.500% 04/15/13  21,680    24,184
                                                       11.500% 04/15/13   1,004     1,120
                                                       11.500% 04/15/13   5,412     6,036
                                                       11.500% 04/15/13  16,173    18,041
                                                       11.500% 04/15/13      99       110
                                                       11.500% 04/15/13   6,085     6,788
                                                       11.500% 04/15/13   1,327     1,480
                                                       11.500% 04/15/13   2,010     2,242
                                                       11.500% 04/15/13   1,644     1,833
                                                       11.500% 04/15/13   1,509     1,684
                                                       11.500% 04/15/13   7,463     8,297
                                                       11.500% 05/15/13   9,716    10,838

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       11.500% 05/15/13   8,652     9,651
                                                       11.500% 05/15/13  19,174    21,388
                                                       11.500% 05/15/13  14,051    15,673
                                                       11.500% 05/15/13      86        96
                                                       11.500% 05/15/13   3,966     4,424
                                                       11.500% 05/15/13   5,512     6,149
                                                       11.500% 05/15/13   1,715     1,913
                                                       11.500% 05/15/13     983     1,051
                                                       11.500% 05/15/13  20,450    22,811
                                                       11.500% 05/15/13  18,317    20,432
                                                       11.500% 05/15/13  39,134    43,653
                                                       11.500% 05/15/13  62,941    70,209
                                                       11.500% 05/15/13   4,519     5,041
                                                       11.500% 05/15/13   8,112     9,048
                                                       11.500% 05/15/13   8,524     9,509
                                                       11.500% 05/15/13   9,078    10,126
                                                       11.500% 05/15/13   1,096     1,223
                                                       11.500% 05/15/13     150       168
                                                       11.500% 05/15/13     708       790
                                                       11.500% 05/15/13   7,357     8,207
                                                       11.500% 05/15/13   8,182     9,097
                                                       11.500% 06/15/13   1,693     1,889
                                                       11.500% 06/15/13  33,054    36,871
                                                       11.500% 06/15/13     219       244
                                                       11.500% 06/15/13   1,371     1,529
                                                       11.500% 06/15/13   1,617     1,804
                                                       11.500% 06/15/13   7,820     8,723
                                                       11.500% 06/15/13   7,215     8,048
                                                       11.500% 06/15/13   7,211     8,044
                                                       11.500% 06/15/13   2,127     2,373
                                                       11.500% 06/15/13  10,937    12,200
                                                       11.500% 06/15/13   1,253     1,398
                                                       11.500% 06/15/13   4,351     4,853
                                                       11.500% 06/15/13   4,595     5,125
                                                       11.500% 06/15/13   5,541     6,181
                                                       11.500% 06/15/13  17,665    19,705
                                                       11.500% 06/15/13   2,848     3,177
                                                       11.500% 06/15/13      28        31
                                                       11.500% 06/15/13   6,354     7,088
                                                       11.500% 06/15/13  13,659    15,186
                                                       11.500% 06/15/13   3,489     3,879
                                                       11.500% 07/15/13   5,508     6,144
                                                       11.500% 07/15/13  14,904    16,625
                                                       11.500% 07/15/13   5,226     5,830
                                                       11.500% 07/15/13   1,170     1,305
                                                       11.500% 07/15/13   9,824    10,959
                                                       11.500% 07/15/13   6,383     7,120
                                                       11.500% 07/15/13   2,958     3,300
                                                       11.500% 07/15/13  32,376    36,114
                                                       11.500% 07/15/13  14,114    15,744
                                                       11.500% 07/15/13   5,825     6,498
                                                       11.500% 07/15/13  25,047    27,847
                                                       11.500% 08/15/13  14,590    16,275
                                                       11.500% 08/15/13   4,499     5,019
                                                       11.500% 08/15/13   4,946     5,517
                                                       11.500% 08/15/13   1,995     2,226

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       11.500% 08/15/13      90       100
                                                       11.500% 08/15/13   5,782     6,450
                                                       11.500% 08/15/13   1,536     1,714
                                                       11.500% 08/15/13   4,786     5,339
                                                       11.500% 09/15/13     421       469
                                                       11.500% 09/15/13  34,744    38,756
                                                       11.500% 09/15/13   8,567     9,040
                                                       11.500% 11/15/13   9,324    10,400
                                                       11.500% 01/15/14   5,002     5,586
                                                       11.500% 02/15/14  66,914    74,729
                                                       11.500% 04/15/15   1,634     1,826
                                                       11.500% 08/15/15   5,024     5,615
                                                       11.500% 09/15/15   2,202     2,461
                                                       11.500% 09/15/15   9,764    10,758
                                                       11.500% 09/15/15   2,153     2,407
                                                       11.500% 10/15/15  21,239    23,626
                                                       11.500% 11/15/15   2,665     2,978
                                                       11.500% 11/15/15   5,208     5,820
                                                       11.500% 12/15/15   6,271     7,009
                                                       11.500% 12/15/15     265       296
                                                       11.500% 12/15/15  15,385    17,195
                                                       11.500% 12/15/15   1,538     1,719
                                                       11.500% 01/15/16   8,144     9,110
                                                       11.500% 02/15/16   8,431     9,432
                                                       11.500% 02/20/16  17,501    19,507
                                                       11.500% 03/15/16   5,527     6,182
                                                       11.500% 03/15/16   9,128    10,211
                                                       11.500% 11/15/17   9,189    10,294
                                                       11.500% 12/15/17  11,317    12,678
                                                       11.500% 01/15/18  11,594    13,003
                                                       11.500% 01/15/18   7,056     7,914
                                                       11.500% 02/15/18   4,887     5,481
                                                       11.500% 02/20/18   1,503     1,679
                                                       11.500% 05/15/18   9,056    10,157
                                                       11.500% 11/15/19   6,778     7,609
                                                       11.750% 07/15/13  18,542    21,115
                                                       11.750% 07/15/13  11,595    13,203
                                                       11.750% 09/15/13  10,682    12,164
                                                       11.750% 07/15/15  47,270    52,701
                                                       12.000% 07/15/11   2,835     3,150
                                                       12.000% 11/15/12   4,435     5,046
                                                       12.000% 11/15/12     827       941
                                                       12.000% 12/15/12  23,330    26,548
                                                       12.000% 12/15/12   4,875     5,547
                                                       12.000% 12/15/12  16,095    18,315
                                                       12.000% 12/15/12   1,344     1,529
                                                       12.000% 12/15/12   6,459     7,350
                                                       12.000% 12/15/12   3,727     4,241
                                                       12.000% 12/15/12   9,914    11,282
                                                       12.000% 12/15/12   6,227     7,087
                                                       12.000% 12/15/12   4,311     4,906
                                                       12.000% 12/15/12  20,830    23,704
                                                       12.000% 12/15/12  10,232    11,644
                                                       12.000% 12/15/12  27,563    31,365
                                                       12.000% 12/15/12   1,148     1,307
                                                       12.000% 12/15/12   6,087     6,926

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.000% 12/15/12   2,044     2,326
                                                       12.000% 12/15/12   5,150     5,860
                                                       12.000% 12/15/12   3,709     4,221
                                                       12.000% 01/15/13  11,360    13,041
                                                       12.000% 01/15/13   6,292     7,223
                                                       12.000% 01/15/13   3,772     4,330
                                                       12.000% 01/15/13   1,970     2,228
                                                       12.000% 01/15/13   5,075     5,826
                                                       12.000% 01/15/13   7,531     8,646
                                                       12.000% 01/15/13   4,914     5,641
                                                       12.000% 01/15/13  23,997    27,548
                                                       12.000% 01/15/13   5,661     6,499
                                                       12.000% 01/15/13   7,099     8,150
                                                       12.000% 01/15/13  43,746    50,221
                                                       12.000% 01/15/13  13,217    15,174
                                                       12.000% 02/15/13  22,734    26,099
                                                       12.000% 02/15/13   1,828     2,098
                                                       12.000% 02/15/13   3,576     4,106
                                                       12.000% 02/15/13   8,194     9,407
                                                       12.000% 02/15/13   1,734     1,779
                                                       12.000% 02/15/13  28,218    32,394
                                                       12.000% 02/15/13   1,007     1,156
                                                       12.000% 02/15/13   9,498    10,903
                                                       12.000% 02/15/13   2,352     2,700
                                                       12.000% 02/15/13   8,412     9,657
                                                       12.000% 03/15/13  12,755    14,643
                                                       12.000% 03/15/13   4,493     5,157
                                                       12.000% 03/15/13   2,839     3,259
                                                       12.000% 05/15/13   9,566    10,982
                                                       12.000% 05/15/13  20,895    23,987
                                                       12.000% 06/15/13   9,698    11,134
                                                       12.000% 08/15/13   8,962    10,289
                                                       12.000% 08/15/13   5,675     6,514
                                                       12.000% 08/15/13  13,500    15,498
                                                       12.000% 08/15/13     548       629
                                                       12.000% 08/15/13   1,370     1,453
                                                       12.000% 08/15/13  11,980    13,753
                                                       12.000% 08/15/13   3,453     3,964
                                                       12.000% 08/15/13  11,413    13,102
                                                       12.000% 08/15/13   8,393     9,635
                                                       12.000% 09/15/13   2,909     3,339
                                                       12.000% 09/15/13  17,172    19,713
                                                       12.000% 09/15/13   3,069     3,523
                                                       12.000% 09/15/13   5,039     5,785
                                                       12.000% 09/15/13   1,262     1,449
                                                       12.000% 09/15/13   4,497     5,163
                                                       12.000% 09/15/13   9,312    10,691
                                                       12.000% 09/15/13  14,688    16,862
                                                       12.000% 09/15/13   2,460     2,825
                                                       12.000% 09/15/13  13,065    14,998
                                                       12.000% 09/15/13   2,908     3,338
                                                       12.000% 09/15/13  12,636    14,507
                                                       12.000% 09/15/13     948     1,088
                                                       12.000% 09/15/13   4,908     5,634
                                                       12.000% 09/15/13   4,471     5,132
                                                       12.000% 09/20/13   4,563     5,220

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.000% 10/15/13   1,946     2,234
                                                       12.000% 10/15/13   6,201     7,119
                                                       12.000% 10/15/13   5,399     6,198
                                                       12.000% 12/15/13  24,085    27,650
                                                       12.000% 01/15/14   5,555     6,423
                                                       12.000% 01/15/14   6,176     7,141
                                                       12.000% 01/15/14   4,279     4,947
                                                       12.000% 01/15/14   1,216     1,406
                                                       12.000% 01/15/14   3,308     3,825
                                                       12.000% 01/15/14   3,517     4,066
                                                       12.000% 01/15/14     675       715
                                                       12.000% 01/15/14   3,496     4,042
                                                       12.000% 01/15/14   3,673     4,247
                                                       12.000% 01/15/14   4,107     4,748
                                                       12.000% 01/15/14   2,208     2,553
                                                       12.000% 01/15/14   7,572     8,754
                                                       12.000% 01/15/14   2,500     2,704
                                                       12.000% 01/20/14   7,621     8,732
                                                       12.000% 02/15/14   2,875     3,324
                                                       12.000% 02/15/14  21,234    24,550
                                                       12.000% 02/15/14  20,700    23,932
                                                       12.000% 02/15/14   1,423     1,645
                                                       12.000% 02/15/14   1,989     2,300
                                                       12.000% 02/15/14   6,162     7,124
                                                       12.000% 02/15/14     132       153
                                                       12.000% 02/15/14   7,923     9,160
                                                       12.000% 02/15/14   6,279     7,260
                                                       12.000% 02/15/14  12,018    13,895
                                                       12.000% 02/15/14   3,226     3,730
                                                       12.000% 02/15/14   6,496     7,510
                                                       12.000% 02/15/14     225       219
                                                       12.000% 02/20/14   9,669    11,140
                                                       12.000% 02/20/14  14,999    17,281
                                                       12.000% 03/15/14   6,776     7,834
                                                       12.000% 03/15/14  11,857    13,708
                                                       12.000% 03/15/14   1,416     1,637
                                                       12.000% 03/15/14  23,594    27,278
                                                       12.000% 03/15/14  12,271    14,188
                                                       12.000% 03/15/14   5,652     6,535
                                                       12.000% 03/15/14   4,038     4,668
                                                       12.000% 03/15/14  14,804    17,116
                                                       12.000% 03/15/14   5,045     5,833
                                                       12.000% 03/15/14  39,387    45,537
                                                       12.000% 03/15/14   2,735     3,162
                                                       12.000% 03/15/14   6,598     7,628
                                                       12.000% 03/15/14   2,570     2,971
                                                       12.000% 03/15/14   8,980    10,382
                                                       12.000% 03/15/14  41,118    47,539
                                                       12.000% 03/20/14  10,796    12,439
                                                       12.000% 04/15/14  13,806    15,962
                                                       12.000% 04/15/14   4,945     5,717
                                                       12.000% 04/15/14   7,770     8,983
                                                       12.000% 04/15/14   1,579     1,825
                                                       12.000% 04/15/14   2,680     3,099
                                                       12.000% 04/15/14   4,814     5,566
                                                       12.000% 04/15/14   3,144     3,635

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.000% 04/15/14   2,140     2,474
                                                       12.000% 04/15/14   1,616     1,868
                                                       12.000% 04/15/14   2,395     2,769
                                                       12.000% 04/15/14   4,480     5,179
                                                       12.000% 04/15/14   7,089     8,197
                                                       12.000% 04/15/14   3,560     4,116
                                                       12.000% 04/15/14   7,151     8,267
                                                       12.000% 04/15/14   4,828     5,582
                                                       12.000% 04/15/14  23,665    27,361
                                                       12.000% 04/15/14   3,015     3,485
                                                       12.000% 04/15/14   1,534     1,633
                                                       12.000% 04/15/14   1,760     2,034
                                                       12.000% 04/20/14  39,918    45,992
                                                       12.000% 05/15/14   7,873     9,102
                                                       12.000% 05/15/14  15,151    17,517
                                                       12.000% 05/15/14  12,054    13,937
                                                       12.000% 05/15/14  11,752    13,587
                                                       12.000% 05/15/14   3,586     4,146
                                                       12.000% 05/15/14  13,425    15,522
                                                       12.000% 05/15/14   7,261     8,394
                                                       12.000% 05/15/14   3,757     4,343
                                                       12.000% 05/15/14  13,618    15,744
                                                       12.000% 05/15/14  42,955    49,662
                                                       12.000% 05/15/14  21,985    25,418
                                                       12.000% 06/15/14   8,661    10,013
                                                       12.000% 06/15/14   1,321     1,528
                                                       12.000% 06/15/14  13,244    14,449
                                                       12.000% 06/15/14  53,143    61,441
                                                       12.000% 07/15/14   4,832     5,586
                                                       12.000% 07/15/14   3,643     4,212
                                                       12.000% 07/15/14   6,852     7,922
                                                       12.000% 07/15/14   1,456     1,683
                                                       12.000% 08/20/14   2,410     2,776
                                                       12.000% 01/15/15  14,138    15,876
                                                       12.000% 01/15/15   7,066     7,935
                                                       12.000% 01/15/15   9,804    11,010
                                                       12.000% 02/15/15  15,640    17,563
                                                       12.000% 02/15/15  18,461    20,730
                                                       12.000% 02/15/15   7,179     8,061
                                                       12.000% 02/15/15   4,211     4,729
                                                       12.000% 02/15/15  22,628    25,410
                                                       12.000% 02/15/15  10,424    11,706
                                                       12.000% 03/15/15  15,993    17,959
                                                       12.000% 03/15/15   2,335     2,622
                                                       12.000% 03/15/15   9,929    11,150
                                                       12.000% 03/15/15   5,742     6,448
                                                       12.000% 03/15/15   1,237     1,389
                                                       12.000% 03/15/15   1,776     1,994
                                                       12.000% 03/15/15   3,045     3,419
                                                       12.000% 03/15/15   6,058     6,802
                                                       12.000% 03/15/15   9,373    10,525
                                                       12.000% 03/20/15     249       278
                                                       12.000% 04/15/15  11,694    13,131
                                                       12.000% 04/15/15  11,920    13,386
                                                       12.000% 04/15/15   3,672     4,123
                                                       12.000% 04/15/15   3,529     3,963

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.000% 04/15/15   3,805     4,272
                                                       12.000% 04/15/15  14,126    15,862
                                                       12.000% 04/15/15   5,649     6,343
                                                       12.000% 04/15/15   2,603     2,923
                                                       12.000% 04/15/15   2,840     2,923
                                                       12.000% 05/15/15   1,498     1,682
                                                       12.000% 05/15/15   4,266     4,790
                                                       12.000% 05/15/15   5,276     5,924
                                                       12.000% 05/15/15   7,150     8,029
                                                       12.000% 05/15/15   5,997     6,734
                                                       12.000% 06/15/15   4,631     5,192
                                                       12.000% 06/15/15   1,916     2,152
                                                       12.000% 06/15/15   3,197     3,590
                                                       12.000% 06/15/15  11,505    12,920
                                                       12.000% 06/15/15   3,360     3,773
                                                       12.000% 07/15/15  14,526    16,312
                                                       12.000% 07/15/15   1,968     2,210
                                                       12.000% 07/15/15   6,995     7,855
                                                       12.000% 07/15/15  14,022    15,745
                                                       12.000% 07/15/15   3,850     4,324
                                                       12.000% 08/15/15  41,884    47,033
                                                       12.000% 09/20/15  17,051    19,079
                                                       12.000% 10/15/15   8,163     9,167
                                                       12.000% 10/15/15   4,615     5,182
                                                       12.000% 10/15/15   3,859     4,333
                                                       12.000% 11/15/15   9,040    10,152
                                                       12.000% 12/20/15   1,703     1,906
                                                       12.000% 01/15/16   5,323     5,985
                                                       12.000% 02/15/16   8,375     9,417
                                                       12.000% 02/20/16   5,511     6,175
                                                       12.250% 09/15/13  29,388    32,778
                                                       12.250% 02/15/14  39,946    44,653
                                                       12.250% 02/15/14  14,782    16,524
                                                       12.250% 03/15/14   7,353     8,220
                                                       12.250% 04/15/14  22,619    25,285
                                                       12.500% 04/15/10   2,509     2,792
                                                       12.500% 04/15/10   4,707     5,237
                                                       12.500% 04/15/10  16,080    17,892
                                                       12.500% 04/15/10   3,554     3,955
                                                       12.500% 04/15/10   9,159    10,191
                                                       12.500% 04/15/10   2,748     3,057
                                                       12.500% 04/15/10  12,012    13,365
                                                       12.500% 04/15/10   2,989     3,325
                                                       12.500% 04/15/10   1,411     1,570
                                                       12.500% 04/15/10     890       990
                                                       12.500% 04/15/10  13,374    14,687
                                                       12.500% 04/15/10   2,656     2,955
                                                       12.500% 04/15/10   8,946     9,954
                                                       12.500% 04/15/10   5,482     6,100
                                                       12.500% 05/15/10  10,841    12,062
                                                       12.500% 05/15/10  12,495    13,903
                                                       12.500% 05/15/10   2,241     2,399
                                                       12.500% 05/15/10   7,337     8,164
                                                       12.500% 05/15/10   5,273     5,867
                                                       12.500% 05/15/10     921     1,025
                                                       12.500% 05/15/10   3,581     3,984

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.500% 05/15/10   5,501     6,120
                                                       12.500% 05/15/10   8,513     9,472
                                                       12.500% 05/15/10   2,009     2,235
                                                       12.500% 05/15/10   6,205     6,905
                                                       12.500% 05/15/10  18,183    20,231
                                                       12.500% 05/15/10  10,134    11,147
                                                       12.500% 05/15/10     899     1,000
                                                       12.500% 05/15/10   4,895     5,447
                                                       12.500% 05/15/10   2,504     2,786
                                                       12.500% 05/15/10  12,148    13,517
                                                       12.500% 05/15/10   3,555     3,955
                                                       12.500% 06/15/10   7,844     8,650
                                                       12.500% 06/15/10   3,442     3,830
                                                       12.500% 06/15/10   8,493     9,450
                                                       12.500% 06/15/10   6,898     7,675
                                                       12.500% 06/15/10  24,726    27,512
                                                       12.500% 06/15/10   3,934     4,378
                                                       12.500% 06/15/10   8,122     9,037
                                                       12.500% 06/15/10   2,510     2,793
                                                       12.500% 06/15/10   3,129     3,481
                                                       12.500% 06/15/10  19,580    21,786
                                                       12.500% 06/15/10   2,751     3,061
                                                       12.500% 06/15/10  30,075    33,463
                                                       12.500% 06/15/10   5,423     6,034
                                                       12.500% 06/15/10     463       515
                                                       12.500% 06/15/10  19,222    21,387
                                                       12.500% 06/15/10  14,558    16,144
                                                       12.500% 07/15/10     957     1,065
                                                       12.500% 07/15/10   1,500     1,669
                                                       12.500% 07/15/10   5,194     5,780
                                                       12.500% 07/15/10  11,982    13,332
                                                       12.500% 07/15/10   5,750     6,398
                                                       12.500% 07/15/10   9,328    10,379
                                                       12.500% 07/15/10  51,632    57,450
                                                       12.500% 07/15/10  11,276    12,504
                                                       12.500% 08/15/10  15,248    16,966
                                                       12.500% 09/15/10   4,964     5,523
                                                       12.500% 10/15/10  18,240    20,295
                                                       12.500% 10/15/10   1,482     1,649
                                                       12.500% 10/15/10   6,727     7,485
                                                       12.500% 11/15/10   4,552     5,064
                                                       12.500% 11/15/10   7,300     8,122
                                                       12.500% 11/15/10   5,630     6,265
                                                       12.500% 11/15/10   1,565     1,741
                                                       12.500% 11/15/10  12,270    13,652
                                                       12.500% 11/15/10  56,186    62,517
                                                       12.500% 11/15/10   4,795     5,335
                                                       12.500% 11/15/10   1,995     2,220
                                                       12.500% 11/15/10   1,659     1,845
                                                       12.500% 11/15/10  17,763    19,764
                                                       12.500% 11/15/10   2,412     2,551
                                                       12.500% 11/15/10  10,484    11,665
                                                       12.500% 11/15/10   4,560     5,043
                                                       12.500% 11/15/10   5,394     6,002
                                                       12.500% 11/15/10  18,259    20,316
                                                       12.500% 12/15/10   4,766     5,303

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.500% 12/15/10     625       611
                                                       12.500% 12/15/10   7,954     8,850
                                                       12.500% 12/15/10  13,977    15,552
                                                       12.500% 12/15/10   4,903     5,455
                                                       12.500% 12/15/10     439       488
                                                       12.500% 12/15/10   2,773     3,085
                                                       12.500% 12/15/10  10,977    12,214
                                                       12.500% 12/15/10     469       467
                                                       12.500% 12/15/10  16,972    18,884
                                                       12.500% 12/15/10  12,826    14,271
                                                       12.500% 12/15/10  16,606    18,477
                                                       12.500% 12/15/10     983     1,093
                                                       12.500% 12/15/10  17,642    19,629
                                                       12.500% 12/15/10  10,273    11,430
                                                       12.500% 12/15/10  15,939    17,734
                                                       12.500% 12/15/10  10,532    11,536
                                                       12.500% 12/15/10   8,990    10,003
                                                       12.500% 12/15/10  28,903    32,159
                                                       12.500% 12/15/10   4,230     4,650
                                                       12.500% 12/15/10   1,873     2,084
                                                       12.500% 12/15/10  11,699    13,017
                                                       12.500% 12/15/10   3,007     3,346
                                                       12.500% 12/15/10   1,383     1,538
                                                       12.500% 12/15/10  11,401    12,686
                                                       12.500% 12/15/10   2,751     3,061
                                                       12.500% 12/15/10  13,760    15,311
                                                       12.500% 12/15/10   4,408     4,846
                                                       12.500% 12/15/10   6,158     6,851
                                                       12.500% 12/15/10   5,014     5,579
                                                       12.500% 12/15/10  10,083    11,219
                                                       12.500% 01/15/11   2,926     3,269
                                                       12.500% 01/15/11  13,907    15,535
                                                       12.500% 01/15/11   9,165    10,239
                                                       12.500% 01/15/11   1,409     1,574
                                                       12.500% 01/15/11   4,243     4,740
                                                       12.500% 01/15/11   6,722     7,509
                                                       12.500% 01/15/11   2,628     2,936
                                                       12.500% 05/15/11  18,345    20,493
                                                       12.500% 10/15/13  21,917    24,642
                                                       12.500% 10/15/13   4,127     4,640
                                                       12.500% 10/15/13   8,821     9,918
                                                       12.500% 10/15/13   1,026     1,153
                                                       12.500% 10/15/13  20,165    22,673
                                                       12.500% 10/20/13  24,569    27,526
                                                       12.500% 11/15/13   1,362     1,532
                                                       12.500% 11/15/13   2,206     2,480
                                                       12.500% 11/15/13   4,227     4,753
                                                       12.500% 11/15/13  52,702    59,255
                                                       12.500% 11/15/13  22,532    25,333
                                                       12.500% 11/15/13  25,168    28,297
                                                       12.500% 11/15/13   5,050     5,678
                                                       12.500% 11/15/13   3,601     4,049
                                                       12.500% 11/15/13  20,234    22,750
                                                       12.500% 11/15/13   2,967     3,336
                                                       12.500% 11/15/13  28,089    31,581
                                                       12.500% 12/15/13  11,988    13,478

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.500% 12/15/13  15,586    17,524
                                                       12.500% 12/15/13   2,580     2,901
                                                       12.500% 12/15/13  20,905    23,504
                                                       12.500% 12/15/13   2,773     3,118
                                                       12.500% 12/15/13   4,226     4,751
                                                       12.500% 12/15/13   2,502     2,780
                                                       12.500% 01/15/14  34,546    38,936
                                                       12.500% 05/15/14   1,606     1,810
                                                       12.500% 05/15/14   4,752     5,356
                                                       12.500% 05/15/14  23,222    26,173
                                                       12.500% 05/15/14  19,746    22,256
                                                       12.500% 05/15/14   7,628     8,598
                                                       12.500% 05/15/14  18,993    21,407
                                                       12.500% 05/15/14  28,516    32,140
                                                       12.500% 06/15/14   4,766     5,372
                                                       12.500% 06/15/14   6,351     7,158
                                                       12.500% 06/15/14  18,660    21,031
                                                       12.500% 06/15/14   1,430     1,611
                                                       12.500% 06/15/14  15,568    17,547
                                                       12.500% 06/15/14  22,285    25,117
                                                       12.500% 07/15/14   2,941     3,314
                                                       12.500% 07/20/14   9,337    10,486
                                                       12.500% 08/15/14   8,843     9,967
                                                       12.500% 08/15/14   4,728     5,329
                                                       12.500% 09/20/14   2,921     3,281
                                                       12.500% 10/20/14   7,702     8,650
                                                       12.500% 11/15/14   8,068     8,944
                                                       12.500% 12/15/14  25,660    28,921
                                                       12.500% 12/15/14   2,399     2,704
                                                       12.500% 12/15/14  15,448    17,412
                                                       12.500% 12/15/14  21,390    24,109
                                                       12.500% 12/15/14   9,811    11,057
                                                       12.500% 01/15/15   6,787     7,666
                                                       12.500% 01/15/15   3,664     4,139
                                                       12.500% 01/15/15   7,193     8,125
                                                       12.500% 01/15/15   6,969     7,872
                                                       12.500% 01/15/15   6,119     6,615
                                                       12.500% 01/15/15  29,585    33,418
                                                       12.500% 01/15/15   6,067     6,853
                                                       12.500% 01/15/15   1,915     2,163
                                                       12.500% 01/15/15  20,252    22,876
                                                       12.500% 03/15/15   8,110     9,161
                                                       12.500% 04/15/15   2,736     3,090
                                                       12.500% 04/15/15   1,575     1,779
                                                       12.500% 05/15/15   5,578     6,301
                                                       12.500% 05/15/15   7,708     8,706
                                                       12.500% 05/15/15   4,503     5,086
                                                       12.500% 05/15/15   2,250     2,542
                                                       12.500% 05/20/15   4,362     4,909
                                                       12.500% 05/20/15  24,284    27,166
                                                       12.500% 06/15/15   2,858     3,228
                                                       12.500% 06/15/15   3,556     4,017
                                                       12.500% 06/15/15   1,552     1,754
                                                       12.500% 06/15/15   7,696     8,693
                                                       12.500% 07/15/15  29,906    33,781
                                                       12.500% 07/20/15   6,648     7,483

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       12.500% 08/15/15   7,763     8,769
                                                       12.500% 08/15/15   3,203     3,618
                                                       12.500% 08/15/15  15,397    17,392
                                                       12.500% 10/15/15  13,291    15,013
                                                       12.500% 10/15/15  22,091    24,953
                                                       12.500% 11/20/15   9,896    11,139
                                                       13.000% 01/15/11  16,457    18,494
                                                       13.000% 01/15/11   2,143     2,214
                                                       13.000% 01/15/11   2,538     2,853
                                                       13.000% 01/15/11   7,928     8,909
                                                       13.000% 01/15/11   7,681     8,632
                                                       13.000% 01/15/11  17,596    19,205
                                                       13.000% 01/15/11  12,372    13,903
                                                       13.000% 01/15/11   1,915     2,152
                                                       13.000% 01/15/11   1,810     2,034
                                                       13.000% 02/15/11   5,798     6,516
                                                       13.000% 02/15/11   4,302     4,835
                                                       13.000% 02/15/11   6,639     7,460
                                                       13.000% 02/15/11   1,489     1,673
                                                       13.000% 02/15/11   9,490    10,664
                                                       13.000% 02/15/11  15,770    17,721
                                                       13.000% 02/15/11  10,704    12,029
                                                       13.000% 03/15/11   2,603     2,925
                                                       13.000% 03/15/11  10,216    11,481
                                                       13.000% 03/15/11  10,179    11,439
                                                       13.000% 03/15/11  18,543    20,838
                                                       13.000% 04/15/11   3,207     3,604
                                                       13.000% 04/15/11   5,115     5,748
                                                       13.000% 04/15/11   5,959     6,696
                                                       13.000% 04/15/11  14,365    16,142
                                                       13.000% 04/15/11   9,614    10,804
                                                       13.000% 04/15/11   1,683     1,892
                                                       13.000% 04/15/11  38,899    43,713
                                                       13.000% 04/15/11  28,018    31,486
                                                       13.000% 04/15/11   9,880    11,102
                                                       13.000% 04/15/11  21,995    24,718
                                                       13.000% 06/15/11  14,588    16,394
                                                       13.000% 06/15/12  28,343    31,950
                                                       13.000% 06/15/12   5,659     6,379
                                                       13.000% 10/15/12  16,861    19,007
                                                       13.000% 11/15/12   8,193     9,236
                                                       13.000% 12/15/12   6,115     6,893
                                                       13.000% 02/15/13   6,058     6,848
                                                       13.000% 02/15/13   9,948    11,245
                                                       13.000% 05/15/13   4,604     5,204
                                                       13.000% 09/15/13   4,238     4,790
                                                       13.000% 09/15/13  25,602    28,941
                                                       13.000% 09/15/13   5,345     6,041
                                                       13.000% 09/15/13   3,587     4,055
                                                       13.000% 09/15/13   7,063     7,984
                                                       13.000% 09/20/13  25,253    28,445
                                                       13.000% 10/15/13  16,797    18,988
                                                       13.000% 10/15/13  15,417    17,427
                                                       13.000% 10/15/13   3,902     4,411
                                                       13.000% 10/15/13   2,490     2,814
                                                       13.000% 10/15/13  27,508    31,095

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                  Par ($) Value ($)
------------------------------------------------------ ---------------- ------- ---------
                                                       13.000% 06/15/14  18,373    20,824
                                                       13.000% 06/15/14   1,365     1,548
                                                       13.000% 06/15/14  10,403    11,791
                                                       13.000% 06/15/14   4,975     5,639
                                                       13.000% 06/20/14   1,238     1,398
                                                       13.000% 07/15/14  17,711    20,075
                                                       13.000% 07/20/14   2,262     2,555
                                                       13.000% 08/15/14  15,302    17,344
                                                       13.000% 09/15/14   2,505     2,840
                                                       13.000% 09/15/14  17,043    19,195
                                                       13.000% 09/15/14   5,281     5,958
                                                       13.000% 10/15/14   4,806     5,447
                                                       13.000% 10/15/14   5,085     5,725
                                                       13.000% 10/15/14   6,716     7,612
                                                       13.000% 10/15/14   5,934     6,726
                                                       13.000% 11/15/14   5,768     6,538
                                                       13.000% 11/15/14  13,181    15,253
                                                       13.000% 11/15/14   3,394     3,847
                                                       13.000% 11/15/14   7,263     8,232
                                                       13.000% 11/15/14  16,289    18,463
                                                       13.000% 12/15/14   8,662     9,817
                                                       13.000% 12/15/14  17,683    20,042
                                                       13.000% 12/15/14   5,818     6,595
                                                       13.000% 01/15/15   5,069     5,757
                                                       13.000% 03/15/15  13,811    15,594
                                                       13.000% 06/15/15   7,687     8,731
                                                       13.000% 12/20/15   2,638     2,665
                                                       13.000% 01/15/16  26,630    30,302
                                                       13.500% 05/15/10  14,852    16,739
                                                       13.500% 05/15/10   1,028     1,158
                                                       13.500% 06/15/10   2,568     2,894
                                                       13.500% 07/15/10   2,016     2,273
                                                       13.500% 10/15/10  11,042    12,446
                                                       13.500% 04/15/11   7,047     7,977
                                                       13.500% 05/15/11  20,284    22,960
                                                       13.500% 05/15/11   1,113     1,260
                                                       13.500% 05/15/11   2,760     3,124
                                                       13.500% 05/15/11  10,416    11,790
                                                       13.500% 05/15/11   7,306     8,270
                                                       13.500% 05/15/11  10,349    11,714
                                                       13.500% 05/15/11  10,406    11,779
                                                       13.500% 10/15/12   3,184     3,616
                                                       13.500% 11/15/12   6,527     7,413
                                                       13.500% 11/15/12  22,765    25,854
                                                       13.500% 11/15/12   5,443     6,182
                                                       13.500% 11/15/12  16,785    19,063
                                                       13.500% 11/15/12   4,672     5,306
                                                       13.500% 06/15/13  10,545    12,010
                                                       13.500% 07/15/14  11,798    13,472
                                                       13.500% 08/15/14   8,419     9,613
                                                       13.500% 08/15/14  21,583    24,646
                                                       13.500% 08/15/14   2,872     3,280
                                                       13.500% 08/15/14  18,950    21,639
                                                       13.500% 08/20/14   6,436     7,324
                                                       13.500% 09/15/14   4,475     5,111
                                                       13.500% 09/15/14   6,422     7,333

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Mortgage-Backed Securities - (continued)

Government National Mortgage Association - (continued)                                     Par ($)   Value ($)
------------------------------------------------------ -------------------------------- ---------- -----------
                                                       13.500% 09/15/14                      8,502       9,708
                                                       13.500% 09/20/14                      6,243       7,104
                                                       13.500% 10/15/14                      4,760       5,435
                                                       13.500% 10/15/14                     14,844      16,951
                                                       13.500% 10/15/14                        303         346
                                                       13.500% 11/15/14                      6,713       7,666
                                                       13.500% 11/15/14                      6,260       7,148
                                                       13.500% 11/20/14                     11,027      12,548
                                                       13.500% 11/20/14                     44,789      50,966
                                                       13.500% 12/15/14                     10,227      11,679
                                                       13.500% 12/20/14                     19,381      22,054
                                                       13.500% 01/15/15                     14,752      16,884
                                                       13.500% 02/15/15                     25,061      28,681
                                                       13.500% 02/20/15                      9,716      11,080
                                                       13.500% 04/15/15                      5,835       6,678
                                                       13.500% 06/15/15                      5,283       6,046
                                                       14.000% 06/15/11                      1,720       1,784
                                                       14.000% 06/15/11                      5,040       5,743
                                                       14.000% 03/15/12                      5,836       6,674
                                                       14.500% 10/15/12                      8,024       9,223
                                                       15.000% 09/15/11                     44,259      51,013
                                                       15.000% 07/15/12                      2,938       3,400

                                                       Total Mortgage-Backed Securities
                                                       (cost of $463,415,945)                      466,256,997

Government Agencies & Obligations - 47.2%

U.S. GOVERNMENT OBLIGATIONS - 47.2%
------------------------------------------------------ -------------------------------- ---------- -----------
                   AID-Israel                          5.500% 04/26/24                  10,000,000  11,188,100
                                                       -------------------------------- ---------- -----------
Small Business Administration                          7.600% 01/01/12                     320,988     337,157
                                                       8.200% 10/01/11                     243,417     256,104
                                                       8.250% 11/01/11                     754,626     795,770
                                                       8.650% 11/01/14                     603,254     644,000
                                                       8.850% 08/01/11                      72,619      77,349
                                                       9.150% 07/01/11                     280,801     299,476
                                                       -------------------------------- ---------- -----------
          U.S. Treasury Bonds                          5.500% 08/15/28                  37,885,000  44,390,574
                                                       6.125% 11/15/27                   5,395,000   6,777,889
                                                       6.500% 11/15/26 (c)              16,944,000  22,035,147
                                                       6.750% 08/15/26                  12,888,000  17,173,763
                                                       6.875% 08/15/25                   3,900,000   5,221,733
                                                       7.125% 02/15/23                  11,619,000  15,604,410
                                                       7.250% 08/15/22                  10,346,000  13,992,158
                                                       8.750% 08/15/20                  13,446,000  20,078,132
                                                       -------------------------------- ---------- -----------
          U.S. Treasury Notes                          1.875% 12/31/05                  58,775,000  58,428,345
                                                       4.625% 05/15/06                  19,059,000  19,172,172
                                                       4.875% 02/15/12                      80,000      84,269
                                                       5.000% 02/15/11                  51,440,000  54,273,212
                                                       5.875% 11/15/05                   9,105,000   9,147,320
                                                       6.125% 08/15/07                  20,672,000  21,562,674
                                                       6.500% 10/15/06                   2,356,000   2,424,932
                                                       6.500% 02/15/10                  46,236,000  51,163,001

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Government Agencies & Obligations - (continued)

U.S. GOVERNMENT OBLIGATIONS - (continued)
U.S. Treasury Notes - (continued)                                                        Par ($)   Value ($)
--------------------------------------------- --------------------------------------- ---------- -----------
                                              6.875% 05/15/06                         10,391,000  10,615,051
                                              7.000% 07/15/06                         24,690,000  25,355,470
                                              --------------------------------------- ---------- -----------
                                                               U.S. GOVERNMENT OBLIGATIONS TOTAL 411,098,208
                                                                                                 -----------

                                              Total Government Agencies & Obligations
                                              (cost of $392,833,531)                             411,098,208

Asset-Backed Securities - 8.0%
--------------------------------------------- --------------------------------------- ---------- -----------
                      Bank One Issuance Trust 3.681% 12/15/10 (a)                     10,800,000  10,832,508
                                              --------------------------------------- ---------- -----------
      Capital One Multi-Asset Execution Trust 3.821% 05/16/11 (a)                     10,000,000  10,071,000
                                              --------------------------------------- ---------- -----------
               Chase Credit Card Master Trust 3.681% 07/15/10 (a)                     10,000,000  10,035,900
                                              --------------------------------------- ---------- -----------
                  Chase Funding Mortgage Loan 5.587% 02/25/32                          2,000,000   2,011,300
                                              5.850% 02/25/32                          4,800,000   4,808,544
                                              6.150% 06/25/31                          5,000,000   5,039,650
                                              6.899% 03/25/31                          3,000,000   3,054,120
                                              --------------------------------------- ---------- -----------
                   Green Tree Financial Corp. 7.850% 08/15/25                          9,100,000   7,982,884
                                              --------------------------------------- ---------- -----------
           MBNA Credit Card Master Note Trust 4.450% 08/15/16                          5,000,000   4,877,500
                                              --------------------------------------- ---------- -----------
               Preferred Mortgage Asset Trust 8.400% 09/25/12 (d)                         20,609      20,609
                                              --------------------------------------- ---------- -----------
          Residential Asset Mortgage Products 4.120% 06/25/33                          3,600,000   3,465,576
                                              5.600% 12/25/33                          5,500,000   5,516,720
                                              --------------------------------------- ---------- -----------
Residential Funding Mortgage Securities, Inc. 6.460% 01/25/27                          1,931,728   1,928,097
                                              6.650% 01/25/27                             70,990      70,837

                                              Total Asset-Backed Securities
                                              (cost of $70,589,000)                               69,715,245

Corporate Fixed-Income Bonds & Notes - 4.4%
--------------------------------------------- --------------------------------------- ---------- -----------

BASIC MATERIALS - 1.2%
Chemicals - 0.6%
                                              --------------------------------------- ---------- -----------
                             Dow Chemical Co. 6.125% 02/01/11                          5,000,000   5,392,300
                                              --------------------------------------- ---------- -----------
                                                                                 Chemicals Total   5,392,300
Metals & Mining - 0.6%
                                              --------------------------------------- ---------- -----------
                                  Alcoa, Inc. 6.000% 01/15/12                          5,000,000   5,388,200
                                              --------------------------------------- ---------- -----------
                                                                           Metals & Mining Total   5,388,200
                                                                                                 -----------
                                                                           BASIC MATERIALS TOTAL  10,780,500

See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - 1.9%
Media - 1.3%                                                                           Par ($)  Value ($)
----------------------------------------- ------------------------------------------ --------- ----------
                    Gannett Co., Inc.     6.375% 04/01/12                            5,000,000  5,484,000
                                          ------------------------------------------ --------- ----------
                         Viacom, Inc.     6.625% 05/15/11                            5,000,000  5,452,100
                                          ------------------------------------------ --------- ----------
                                                                                   Media Total 10,936,100
Telecommunication Services - 0.6%
                                          ------------------------------------------ --------- ----------
         Verizon Global Funding Corp.     7.250% 12/01/10                            5,000,000  5,634,750
                                          ------------------------------------------ --------- ----------
                                                              Telecommunication Services Total  5,634,750
                                                                                               ----------
                                                                          COMMUNICATIONS TOTAL 16,570,850

CONSUMER CYCLICAL - 0.6%
Retail - 0.6%
----------------------------------------- ------------------------------------------ --------- ----------
                         Target Corp.     5.875% 03/01/12                            5,000,000  5,410,000
                                          ------------------------------------------ --------- ----------
                                                                                  Retail Total  5,410,000
                                                                                               ----------
                                                                       CONSUMER CYCLICAL TOTAL  5,410,000

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
                                          ------------------------------------------ --------- ----------
                 Boeing Capital Corp.     6.500% 02/15/12                            5,000,000  5,548,500
                                          ------------------------------------------ --------- ----------
                                                          Diversified Financial Services Total  5,548,500
                                                                                               ----------
                                                                              FINANCIALS TOTAL  5,548,500

                                          Total Corporate Fixed-Income Bonds & Notes
                                          (cost of $32,288,340)                                38,309,850

Collateralized Mortgage Obligations - 1.3%
----------------------------------------- ------------------------------------------ --------- ----------

COLLATERALIZED MORTGAGE OBLIGATIONS -1.3%
Non-Agency - 1.3%
                                          ------------------------------------------ --------- ----------
         Countrywide Home Loans, Inc.     6.000% 01/25/33                            2,309,147  2,392,576
                                          ------------------------------------------ --------- ----------
 First Horizon Asset Securities, Inc.     5.115% 10/25/33 (a)                        1,865,798  1,756,612
                                          ------------------------------------------ --------- ----------
     Residential Accredit Loans, Inc.     6.250% 03/25/17                            3,478,409  3,539,768
                                          6.500% 03/25/32                            1,849,836  1,871,037
                                          ------------------------------------------ --------- ----------
         Tryon Mortgage Funding, Inc.     7.500% 02/20/27                               50,241     50,119
                                          ------------------------------------------ --------- ----------
Washington Mutual Mortgage Loan Trust     4.441% 01/25/40 (a)                        2,051,272  2,063,210
                                          ------------------------------------------ --------- ----------
                                                                              Non-Agency Total 11,673,322
                                                                                               ----------
                                                     COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL 11,673,322

                                          Total Collateralized Mortgage Obligations
                                          (cost of $11,603,969)                                11,673,322

                                See Accompanying Notes to Financial Statements.

                    ---------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund


Short-Term Obligation - 11.4%                                              Par ($)      Value ($)
----------------------------- ----------------------------------------- ---------- -------------
                              Repurchase agreement with Greenwich
                              Capital, dated 08/31/05, due 09/01/05 at
                              3.530%, collateralized by a FNMA Discount
                              Note maturing 11/23/05, market value of
                              $101,553,087 (repurchase proceeds
                              $99,504,756)                              99,495,000    99,495,000
                                                                                   -------------

                              Total Short-Term Obligation
                              (cost of $99,495,000)                                   99,495,000

                              Total Investments - 125.8%
                              (cost of $1,070,225,785)(e)                          1,096,548,622

                              Other Assets & Liabilities, Net - (25.8)%             (224,843,290)

                              Net Assets - 100.0%                                    871,705,332

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate as of August 31, 2005.
                                (b)Security purchased on a delayed delivery
                                   basis.
                                (c)A portion of this security with a market
                                   value of $1,840,164 is pledged as collateral for open futures contracts.
                                (d)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the value of this security, which is not illiquid, represents less than 0.1% of net assets.
                                (e)Cost for federal income tax purposes is
                                   $1,073,276,901.

At August 31, 2005, the Fund held the following open short futures contracts:
                                                                          Unrealized
                           Number of             Aggregate   Expiration  Appreciation
           Type            Contracts    Value    Face Value     Date    (Depreciation)
--------------------------------------------------------------------------------------
5-Year U.S. Treasury Notes    160    $17,365,000 $17,406,620   Sep-05     $  41,620
U.S. Treasury Bonds            64      7,576,000   7,436,648   Sep-05      (139,352)
                                                                          ---------
                                                                            (97,732)
                                                                          ---------

                 Acronym Name
                 ------- ----

                  FNMA   Federal National Mortgage Association

                  TBA    To Be Announced

              At August 31, 2005, the Fund held investments in the following sectors:
              Sector (unaudited)                             % of Net Assets
              -----------------------------------------------------------------------
              Mortgage-Backed Securities                           53.5
              Government Agencies & Obligations                    47.2
              Asset-Backed Securities                               8.0
              Corporate Fixed-Income Bonds & Notes                  4.4
              Collateralized Mortgage Obligations                   1.3
              Short-term Obligation                                11.4
              Other Assets & Liabilities, Net                     (25.8)
                                                                  -----
                                                                  100.0
                                                                  -----

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          August 31, 2005                           Columbia Federal
                                                     Securities Fund


                                                                                              ($)
------------------------- -------------------------------------------------------- -------------
                   Assets Investments, at cost (including repurchase agreement)    1,070,225,785
                                                                                   -------------
                          Investments, at value                                      997,053,622
                          Repurchase agreement, at value                              99,495,000
                                                                                   -------------
                          Total investments, at value                              1,096,548,622
                          Cash                                                               829
                          Receivable for:
                            Investments sold on a delayed delivery basis              80,633,889
                            Fund shares sold                                             119,106
                            Dollar roll fee income                                       580,481
                            Interest                                                   5,148,228
                          Deferred Trustees' compensation plan                            53,927
                                                                                   -------------
                             Total Assets                                          1,183,085,082
                          -------------------------------------------------------- -------------
              Liabilities Payable for:
                            Investments purchased on a delayed delivery basis        306,585,692
                            Fund shares repurchased                                    2,590,894
                            Futures variation margin                                     114,000
                            Distributions                                                921,554
                            Investment advisory fee                                      375,677
                            Transfer agent fee                                           204,147
                            Pricing and bookkeeping fees                                  47,149
                            Merger fee                                                    46,406
                            Trustees' fees                                                   106
                            Custody fee                                                   13,592
                            Distribution and service fees                                227,350
                            Chief compliance officer expenses and fees                     1,312
                          Deferred dollar roll fee income                                 92,328
                          Deferred Trustees' fees                                         53,927
                          Other liabilities                                              105,616
                                                                                   -------------
                             Total Liabilities                                       311,379,750

                                                                        Net Assets   871,705,332
                          -------------------------------------------------------- -------------
Composition of Net Assets Paid-in capital                                            937,476,228
                          Overdistributed net investment income                       (4,043,877)
                          Accumulated net realized loss                              (87,952,124)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                               26,322,837
                            Futures contracts                                            (97,732)
                                                                                   -------------

                                                                        Net Assets   871,705,332
                          -------------------------------------------------------- -------------
                  Class A Net assets                                                 754,026,468
                          Shares outstanding                                          70,254,210
                          Net asset value per share                                     10.73(a)
                          Maximum offering price per share ($10.73/0.9525)              11.27(b)
                          -------------------------------------------------------- -------------
                  Class B Net assets                                                  69,451,738
                          Shares outstanding                                           6,470,967
                          Net asset value and offering price per share                  10.73(a)
                          -------------------------------------------------------- -------------
                  Class C Net assets                                                   8,547,228
                          Shares outstanding                                             796,362
                          Net asset value and offering price per share                  10.73(a)
                          -------------------------------------------------------- -------------
                  Class Z Net assets                                                  39,679,898
                          Shares outstanding                                           3,697,099
                          Net asset value, offering and redemption price per share         10.73

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

           STATEMENT OF OPERATIONS
                                              -----------------------
           For the Year Ended August 31, 2005       Columbia Federal
                                                     Securities Fund

                                                                                                               ($)
--------------------------------------- -------------------------------------------------------------- ----------
                      Investment Income Interest                                                       35,470,363
                                        Dollar roll fee income                                         10,360,531
                                                                                                       ----------
                                          Total Investment Income                                      45,830,894
                                        -------------------------------------------------------------- ----------
                               Expenses Investment advisory fee                                         4,850,489
                                        Distribution fee:
                                          Class B                                                         611,664
                                          Class C                                                          72,135
                                        Service fee:
                                          Class A                                                       2,002,101
                                          Class B                                                         203,888
                                          Class C                                                          24,062
                                        Transfer agent fee                                              1,833,262
                                        Pricing and bookkeeping fees                                      408,116
                                        Trustees' fees                                                     39,274
                                        Custody fee                                                       222,994
                                        Merger costs                                                       46,406
                                        Chief compliance officer expenses and fees (See Note 4)             7,419
                                        Non-recurring costs (See Note 7)                                   16,678
                                        Other expenses                                                    288,051
                                                                                                       ----------
                                          Total Expenses                                               10,626,539
                                          Fees waived by Distributor - Class C                            (14,386)
                                        Non-recurring costs assumed by Investment Advisor (See Note 7)    (16,678)
                                        Custody earnings credit                                              (865)
                                                                                                       ----------
                                          Net Expenses                                                 10,594,610
                                                                                                       ----------
                                        Net Investment Income                                          35,236,284
                                        -------------------------------------------------------------- ----------
Net Realized and Unrealized Gain (Loss) Net realized loss on:
   on Investments and Futures Contracts   Investments                                                  (3,094,383)
                                          Futures contracts                                              (666,530)
                                                                                                       ----------
                                           Net realized loss                                           (3,760,913)
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                   3,197,778
                                          Futures contracts                                              (112,581)
                                                                                                       ----------
                                           Net change in unrealized appreciation (depreciation)         3,085,197
                                                                                                       ----------
                                        Net Loss                                                         (675,716)
                                                                                                       ----------
                                        Net Increase in Net Assets from Operations                     34,560,568

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                    Columbia Federal
                                                     Securities Fund

                                                                                                     Year Ended August 31,
                                                                                               ----------------------------
Increase (Decrease) in Net Assets:                                                                   2005($)        2004($)
-------------------------------------- ------------------------------------------------------- ------------  -------------
                            Operations Net investment income                                     35,236,284     43,206,168
                                       Net realized gain (loss) on investments and futures
                                        contracts                                                (3,760,913)     9,786,629
                                       Net change in unrealized appreciation (depreciation) on
                                        investments and futures contracts                         3,085,197      4,361,781
                                                                                               ------------  -------------
                                       Net Increase from Operations                              34,560,568     57,354,578
                                       ------------------------------------------------------- ------------  -------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                                (32,264,900)   (36,355,479)
                                         Class B                                                 (2,674,035)    (3,712,264)
                                         Class C                                                   (330,320)      (473,222)
                                         Class Z                                                 (1,484,380)      (904,995)
                                                                                               ------------  -------------
                                          Total Distributions Declared to Shareholders          (36,753,635)   (41,445,960)
                                       ------------------------------------------------------- ------------  -------------
                    Share Transactions Class A:
                                         Subscriptions                                           13,506,565     20,405,764
                                         Distributions reinvested                                20,884,162     22,652,506
                                         Redemptions                                           (132,321,659)  (207,028,823)
                                                                                               ------------  -------------
                                          Net Decrease                                          (97,930,932)  (163,970,553)
                                       Class B:
                                         Subscriptions                                            4,466,472      7,676,112
                                         Distributions reinvested                                 2,053,512      2,762,561
                                         Redemptions                                            (33,346,909)   (59,620,856)
                                                                                               ------------  -------------
                                          Net Decrease                                          (26,826,925)   (49,182,183)
                                       Class C:
                                         Subscriptions                                            1,038,097      1,554,912
                                         Distributions reinvested                                   254,243        351,554
                                         Redemptions                                             (3,342,366)   (10,433,423)
                                                                                               ------------  -------------
                                          Net Decrease                                           (2,050,026)    (8,526,957)
                                       Class Z:
                                         Subscriptions                                           26,705,754     31,693,621
                                         Distributions reinvested                                 1,473,923        899,443
                                         Redemptions                                            (18,278,764)   (12,868,287)
                                                                                               ------------  -------------
                                          Net Increase                                            9,900,913     19,724,777
                                       Net Decrease from Share Transactions                    (116,906,970)  (201,954,916)
                                                                                               ------------  -------------
                                           Total Decrease in Net Assets                        (119,100,037)  (186,046,298)
                                       ------------------------------------------------------- ------------  -------------
                            Net Assets Beginning of period                                      990,805,369  1,176,851,667
                                       End of period                                            871,705,332    990,805,369
                                       Overdistributed net investment income, at end of period   (4,043,877)    (3,192,744)

                                See Accompanying Notes to Financial Statements.

                             -----------------------
                                   Columbia Federal
                                    Securities Fund

                                                              Year Ended August 31,
                                                         -------------------------
                                                                 2005          2004
----------------- -------------------------------------  -----------   -----------
Changes in Shares Class A:
                    Subscriptions                          1,262,773     1,908,313
                    Issued for distributions reinvested    1,950,429     2,115,597
                    Redemptions                          (12,364,522)  (19,391,331)
                                                         -----------   -----------
                     Net Decrease                         (9,151,320)  (15,367,421)
                  Class B:
                    Subscriptions                            417,131       720,038
                    Issued for distributions reinvested      191,777       257,915
                    Redemptions                           (3,115,192)   (5,579,792)
                                                         -----------   -----------
                     Net Decrease                         (2,506,284)   (4,601,839)
                  Class C:
                    Subscriptions                             96,868       145,777
                    Issued for distributions reinvested       23,745        32,806
                    Redemptions                             (312,843)     (976,985)
                                                         -----------   -----------
                     Net Decrease                           (192,230)     (798,402)
                  Class Z:
                    Subscriptions                          2,493,323     2,963,771
                    Issued for distributions reinvested      137,679        84,114
                    Redemptions                           (1,709,795)   (1,202,169)
                                                         -----------   -----------
                     Net Increase                            921,207     1,845,716

See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                           -----------------------
             August 31, 2005                     Columbia Federal
                                                  Securities Fund

Note 1. Organization

Columbia Federal Securities Fund (the "Fund"), a series of Columbia Funds Trust III (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase in accounts aggregating up to $50 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the

--------------------------------------------------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

--------------------------------------------------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund


Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2005, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments, distributions in excess and paydown reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

                    Overdistributed Accumulated
                    Net Investment  Net Realized  Paid-In
                        Income          Loss      Capital
                    ---------------------------------------
                       $666,218      $(297,000)  $(369,218)
                    ---------------------------------------

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                         August 31,  August 31,
                                            2005        2004
                ------------------------------------------------
                Distributions paid from:
                ------------------------------------------------
                 Ordinary Income         $36,753,635 $41,445,960
                ------------------------------------------------

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                   Undistributed Undistributed      Net
                     Ordinary      Long-Term    Unrealized
                      Income     Capital Gains Appreciation*
                   -----------------------------------------
                           $--             $--  $23,271,721
                   -----------------------------------------

*The differences between book-basis and tax-basis net unrealized appreciation are primarily due to amortization/accretion adjustments, non-deductible deferred trustees fees, capital loss carryforwards, post-October capital loss deferrals and capital gains distributions.

Unrealized appreciation and depreciation at August 31, 2005, based on cost of investments for federal income tax purposes was:

                   Unrealized appreciation      $28,047,717
                   Unrealized depreciation       (4,775,996)
                                                -----------
                    Net unrealized appreciation $23,271,721
                   -----------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            -----------------------
                               2007      9,271,661
                            -----------------------
                               2008     39,647,571
                            -----------------------
                               2009     29,849,094
                                       ------------
                                       $78,768,326
                            -----------------------

Of the capital loss carryforwards attributable to the Fund, $24,888,206 ($9,271,661 expiring 08/31/07 and $15,616,545 expiring 08/31/08) remain from the Liberty Intermediate Government Fund's merger with the Fund.

Capital loss carryforwards of $2,874,159 were utilized during the year ended August 31, 2005 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, post-October capital losses of $7,401,582 attributed to security transactions were deferred to September 1, 2005.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment

--------------------------------------------------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

advisor to the Fund and provides administrative and other services. On September 30, 2005, Columbia Management Advisors, Inc. had a name change to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:


                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                       First $500 million          0.53%
                   ------------------------------------------
                   $500 million to $1 billion      0.48%
                   ------------------------------------------
                   $1 billion to $1.5 billion      0.45%
                   ------------------------------------------
                   $1.5 billion to $3 billion      0.42%
                   ------------------------------------------
                        Over $3 billion            0.40%
                   ------------------------------------------

Prior to November 1, 2004, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:


                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                        First $1 billion          0.60%
                    ----------------------------------------
                    $1 billion to $2 billion      0.55%
                    ----------------------------------------
                    $2 billion to $3 billion      0.50%
                    ----------------------------------------
                        Over $3 billion           0.40%
                    ----------------------------------------


For the year ended August 31, 2005, the Fund's effective investment advisory fee rate was 0.52%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended August 31, 2005, the Fund's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.04%

Transfer Agent Fees

Columbia Management Services, Inc. (the "Transfer Agent"), formerly Columbia Funds Services, Inc., an affiliate of Columbia, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended August 31, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.20%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), formerly Columbia Funds Distributor, Inc., an affiliate of Columbia, is the principal underwriter of the Fund. For the year ended August 31, 2005, the Distributor has retained net underwriting discounts of $19,922 on sales of the Fund's Class A shares and received net CDSC fees of $590, $267,930 and $956 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

--------------------------------------------------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund


Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended August 31, 2005, the Fund paid $2,443 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended August 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $888,255,481 and $853,167,497, respectively, of which $884,715,106 and $766,169,939, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended August 31, 2005, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC

--------------------------------------------------------------------------------
                    August 31, 2005       Columbia Federal
                                           Securities Fund

staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the year ended August 31, 2005, Columbia has assumed $16,678 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                             Columbia Federal
                                              Securities Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                            Year Ended August 31,
                                                ------------------------------------------------------------------------------
Class A Shares                                           2005            2004          2003               2002            2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    10.75      $    10.60      $    10.88    $    10.61         $    10.02

------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                 0.41(a)         0.44(a)         0.41          0.51(a)(b)         0.60(a)
Net realized and unrealized gain (loss) on
investments and futures contracts                       --(c)         0.13           (0.24)         0.32(b)            0.58
                                                ----------      ----------      ----------    ----------         ----------
Total from Investment Operations                      0.41            0.57            0.17          0.83               1.18

------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.43)          (0.42)          (0.45)        (0.56)             (0.59)
                                                ----------      ----------      ----------    ----------         ----------
Total Distributions Declared to Shareholders         (0.43)          (0.42)          (0.45)        (0.56)             (0.59)

------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    10.73      $    10.75      $    10.60    $    10.88         $    10.61
Total return (d)                                      3.91%           5.49%           1.52%         8.05%             12.12%

------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                          1.08%           1.16%           1.25%         1.21%              1.15%
Net investment income (e)                             3.87%           4.11%           3.30%         4.77%(b)           5.82%
Portfolio turnover rate                                 80%             93%             61%           94%               229%
Net assets, end of period (000's)               $  754,026      $  853,801      $1,004,181    $  567,270         $  577,809

------------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.77%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                                       Year Ended August 31,
                                                --------------------------------------------------------------------
Class B Shares                                         2005          2004        2003             2002          2001
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  10.75      $  10.60      $  10.88    $  10.61         $  10.02

--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                               0.33(a)       0.36(a)       0.31        0.43(a)(b)       0.52(a)
Net realized and unrealized gain (loss) on
investments and futures contracts                     --(c)       0.13         (0.22)       0.32(b)          0.59
                                                --------      --------      --------    --------         --------
Total from Investment Operations                    0.33          0.49          0.09        0.75             1.11

--------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.35)        (0.34)        (0.37)      (0.48)           (0.52)
                                                --------      --------      --------    --------         --------
Total Distributions Declared to Shareholders       (0.35)        (0.34)        (0.37)      (0.48)           (0.52)

--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  10.73      $  10.75      $  10.60    $  10.88         $  10.61
Total return (d)                                    3.13%         4.71%         0.76%       7.25%           11.32%

--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                        1.83%         1.91%         2.00%       1.96%            1.90%
Net investment income (e)                           3.12%         3.41%         2.56%       4.02%(b)         5.07%
Portfolio turnover rate                               80%           93%           61%         94%             229%
Net assets, end of period (000's)               $ 69,452      $ 96,527      $143,880    $ 82,701         $ 55,365

--------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.20% to 4.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                                     Year Ended August 31,
                                                ---------------------------------------------------------------
Class C Shares                                        2005         2004       2003            2002         2001
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 10.75      $ 10.60      $ 10.88    $ 10.61         $ 10.02

---------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                              0.35(a)      0.38(a)      0.32       0.44(a)(b)      0.54(a)
Net realized and unrealized gain (loss) on
investments and futures contracts                    --(c)      0.13        (0.22)      0.32(b)         0.58
                                                -------      -------      -------    -------         -------
Total from Investment Operations                   0.35         0.51         0.10       0.76            1.12

---------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                        (0.37)       (0.36)       (0.38)     (0.49)          (0.53)
                                                -------      -------      -------    -------         -------
Total Distributions Declared to Shareholders      (0.37)       (0.36)       (0.38)     (0.49)          (0.53)

---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 10.73      $ 10.75      $ 10.60    $ 10.88         $ 10.61
Total return (d)(e)                                3.29%        4.86%        0.91%      7.41%          11.47%

---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                       1.68%        1.76%        1.85%      1.81%           1.75%
Net investment income (f)                          3.27%        3.60%        2.76%      4.17%(b)        5.22%
Waiver/reimbursement                               0.15%        0.15%        0.15%      0.15%           0.15%
Portfolio turnover rate                              80%          93%          61%        94%            229%
Net assets, end of period (000's)               $ 8,547      $10,630      $18,934    $10,686         $ 6,347

---------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.35% to 4.17%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                                     Year Ended August 31,
                                                ---------------------------------------------------------------
Class Z Shares                                        2005         2004       2003            2002         2001
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 10.75      $ 10.60      $ 10.88    $ 10.61         $ 10.02

---------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                              0.44(a)      0.46(a)      0.40       0.54(a)(b)      0.63(a)
Net realized and unrealized gain (loss) on
investments and futures contracts                    --(c)      0.14        (0.20)      0.31(b)         0.58
                                                -------      -------      -------    -------         -------
Total from Investment Operations                   0.44         0.60         0.20       0.85            1.21

---------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                        (0.46)       (0.45)       (0.48)     (0.58)          (0.62)
                                                -------      -------      -------    -------         -------
Total Distributions Declared to Shareholders      (0.46)       (0.45)       (0.48)     (0.58)          (0.62)

---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 10.73      $ 10.75      $ 10.60    $ 10.88         $ 10.61
Total return (d)                                   4.16%        5.75%        1.77%      8.32%          12.39%

---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                       0.83%        0.91%        1.00%      0.96%           0.90%
Net investment income (e)                          4.12%        4.30%        3.47%      5.02%(b)        6.07%
Portfolio turnover rate                              80%          93%          61%        94%            229%
Net assets, end of period (000's)               $39,680      $29,848      $ 9,857    $   657         $    13

---------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.20% to 5.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                        -----------------------
                                                              Columbia Federal
                                                               Securities Fund

To the Trustees of Columbia Funds Trust III and the Shareholders of Columbia Federal Securities Fund
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Federal Securities Fund (the "Fund") (a series of Columbia Funds Trust III) at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2005

                        TRUSTEES
                                 -----------------------
                                       Columbia Federal
                                        Securities Fund

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Name, address and age, Position with funds, Year   Principal occupation(s) during past five years, Number of portfolios in
first elected or appointed to office/(1)/          Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees
DOUGLAS A. HACKER (Age 49)                         Executive Vice President-Strategy of United Airlines (airline) since
P.O. Box 66100                                     December, 2002 (formerly President of UAL Loyalty Services (airline) from
Chicago, IL 60666                                  September, 2001 to December, 2002; Executive Vice President and Chief
Trustee (since 1996)                               Financial Officer of United Airlines from July, 1999 to September, 2001;
                                                   Senior Vice President-Finance from March, 1993 to July, 1999). Oversees
                                                   90, Nash Finch Company (food distributor)
                                                   ---------------------------------------------------------------------------
JANET LANGFORD KELLY (Age 47)                      Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since
9534 W. Gull Lake Drive                            March, 2005; Adjunct Professor of Law, Northwestern University, since
Richland, MI 49083-8530                            September, 2004 (formerly Chief Administrative Officer and Senior Vice
Trustee (since 1996)                               President, Kmart Holding Corporation (consumer goods), from September,
                                                   2003 to March, 2004; Executive Vice President-Corporate Development and
                                                   Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003; Senior Vice
                                                   President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September,
                                                   1999). Oversees 90, None
                                                   ---------------------------------------------------------------------------
RICHARD W. LOWRY (Age 69)                          Private Investor since August, 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                             Officer, U.S. Plywood Corporation (building products manufacturer)).
Vero Beach, FL 32963                               Oversees 92(3), None
Trustee (since 1995)
                                                   ---------------------------------------------------------------------------
CHARLES R. NELSON (Age 62)                         Professor of Economics, University of Washington, since January, 1976;
Department of Economics                            Ford and Louisa Van Voorhis Professor of Political Economy, University of
University of Washington                           Washington, since September, 1993 (formerly Director, Institute for
Seattle, WA 98195                                  Economic Research, University of Washington from September, 2001 to June,
Trustee (since 1981)                               2003) Adjunct Professor of Statistics, University of Washington, since
                                                   September, 1980; Associate Editor, Journal of Money Credit and Banking,
                                                   since September, 1993; consultant on econometric and statistical matters.
                                                   Oversees 90, None
                                                   ---------------------------------------------------------------------------
JOHN J. NEUHAUSER (Age 63)                         Academic Vice President and Dean of Faculties since August, 1999, Boston
84 College Road                                    College (formerly Dean Boston College School of Management from September,
Chestnut Hill, MA 02467-3838                       1977 to August, 1999). Oversees 92(3), Saucony, Inc. (athletic footwear)
Trustee (since 1985)
                                                   ---------------------------------------------------------------------------


                                /1/In December 2000, the boards of each of the
                                   former Liberty Funds and former Stein Roe
                                   Funds were combined into one board of
                                   trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Name, address and age, Position with funds, Year   Principal occupation(s) during past five years, Number of portfolios in
first elected or appointed to office/(1)/          Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees
PATRICK J. SIMPSON (Age 61)                        Partner, Perkins Coie L.L.P. (law firm). Oversees 90, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)
                                                   ---------------------------------------------------------------------------
THOMAS E. STITZEL (Age 69)                         Business Consultant since 1999 (formerly Professor of Finance from 1975 to
2208 Tawny Woods Place                             1999, College of Business, Boise State University); Chartered Financial
Boise, ID 83706                                    Analyst. Oversees 90, None
Trustee (since 1998)
                                                   ---------------------------------------------------------------------------
THOMAS C. THEOBALD (Age 68)                        Partner and Senior Advisor, Chicago Growth Partners (private equity
8 Sound Shore Drive,                               investing) since September, 2004 (formerly Managing Director, William
Suite 285                                          Blair Capital Partners (private equity investing) from September, 1994 to
Greenwich, CT 06830                                September, 2004). Oversees 90, Anixter International (network support
Trustee and Chairman                               equipment distributor); Ventas, Inc. (real estate investment trust); Jones
of the Board(4)                                    Lang LaSalle (real estate management services) and Ambac Financial Group
                                                   (financial guaranty insurance)
                                                   ---------------------------------------------------------------------------
ANNE-LEE VERVILLE (Age 60)                         Retired since 1997 (formerly General Manager, Global Education Industry,
359 Stickney Hill Road                             IBM Corporation (computer and technology) from 1994 to 1997). Oversees 90,
Hopkinton, NH 03229                                Chairman of the Board of Directors, Enesco Group, Inc. (designer, importer
Trustee (since 1998)                               and distributor of giftware and collectibles)
                                                   ---------------------------------------------------------------------------
RICHARD L. WOOLWORTH (Age 64)                      Retired since December 2003 (formerly Chairman and Chief Executive
100 S.W. Market Street #1500                       Officer, The Regence Group (regional health insurer); Chairman and Chief
Portland, OR 97207                                 Executive Officer, BlueCross BlueShield of Oregon; Certified Public
Trustee (since 1991)                               Accountant, Arthur Young & Company). Oversees 90, Northwest Natural Gas
                                                   Co. (natural gas service provider)
                                                   ---------------------------------------------------------------------------

Interested Trustee
WILLIAM E. MAYER/2/ (Age 65)                       Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                                    (formerly Partner, Development Capital LLC from November, 1996 to
Suite 3204                                         February, 1999). Oversees 92(3), Lee Enterprises (print media), WR
New York, NY 10022                                 Hambrecht + Co. (financial service provider); Reader's Digest
Trustee (since 1994)                               (publishing); OPENFIELD Solutions (retail industry technology provider)
                                                   ---------------------------------------------------------------------------

                                /2/Mr. Mayer is an "interested person" (as
                                   defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
                                /3/Messrs. Lowry, Neuhauser and Mayer also
                                   serve as directors/trustees of the Liberty
                                   All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.
                                /4/Mr. Theobald was appointed as Chairman of
                                   the Board effective December 10, 2003.

                        OFFICERS
                                 -----------------------
                                       Columbia Federal
                                        Securities Fund

The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Name, address and age, Position with Columbia
Funds, Year first elected or appointed to office   Principal occupation(s) during past five years

CHRISTOPHER L. WILSON (Age 48)                     Head of Mutual Funds since August, 2004 and Managing Director of the
One Financial Center                               Advisor since September, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                   Funds and Stein Roe Funds since October, 2004; President and Chief
President (since 2004)                             Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                   Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                   Management (Ireland), Limited since May 2005; Director of FIM Funding,
                                                   Inc. since January, 2005; Senior Vice President of Columbia Management
                                                   Distributor, Inc. since January, 2005; Director of Columbia Management
                                                   Services, Inc. since January, 2005 (formerly Senior Vice President of
                                                   Columbia Management from January, 2005 to August, 2005; Senior Vice
                                                   President of BACAP Distributors LLC from January 2005 to July, 2005;
                                                   President and Chief Executive Officer, CDC IXIS Asset Management Services,
                                                   Inc. from September, 1998 to August, 2004).
                                                   ---------------------------------------------------------------------------
J. KEVIN CONNAUGHTON (Age 41)                      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                               Funds, Stein Roe Funds and All-Star Funds since December, 2000; Managing
Boston, MA 02111                                   Director of the Advisor since September, 2005 (formerly Vice President of
Treasurer (since 2000)                             Columbia Management from April, 2003 to August, 2005; President of the
                                                   Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                   October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                   Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                   December, 2002 to December, 2004 and President from February, 2004 to
                                                   December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                   Vice President of Colonial Management Associates, Inc. from February, 1998 to October, 2000).
                                                   ---------------------------------------------------------------------------
MARY JOAN HOENE (Age 54)                           Senior Vice President and Chief Compliance Officer of the Columbia Funds,
40 West 57th Street                                Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
New York, NY 10005                                 Chief Compliance Officer of the Columbia Management Multi Strategy Hedge
Senior Vice President and                          Fund since August, 2004. Chief Compliance Officer of the BACAP Alternative
Chief Compliance Officer                           Multi-Strategy Hedge Fund LLC since October 2004 (formerly Partner,
(since 2004)                                       Carter, Ledyard & Milburn LLP from January, 2001 to August, 2004; Counsel,
                                                   Carter, Ledyard & Milburn LLP from November, 1999 to December, 2000; Vice
                                                   President and Counsel, Equitable Life Assurance Society of the United
                                                   States from April, 1998 to November, 1999).
                                                   ---------------------------------------------------------------------------
MICHAEL G. CLARKE (Age 35)                         Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center                               Funds and All-Star Funds since October, 2004; Managing Director of the
Boston, MA 02111                                   Advisor since September, 2005 (formerly Controller of the Columbia Funds,
Chief Accounting Officer                           Liberty Funds, Stein Roe Funds and All-Star Funds from May, 2004 to
(since 2004)                                       October, 2004; Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                   President, Product Strategy & Development of the Liberty Funds and Stein
                                                   Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                   Liberty Funds, Stein Roe Funds and the All- Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Touche LLP from May, 1997 to
                                                   August, 1999).
                                                   ---------------------------------------------------------------------------
JEFFREY R. COLEMAN (Age 35)                        Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                               All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                   Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
Controller (since 2004)                            Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                   Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                   Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                   2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).
                                                   ---------------------------------------------------------------------------
R. SCOTT HENDERSON (Age 46)                        Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                               December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to
Boston, MA 02111                                   September, 2004; Executive Director and General Counsel, Massachusetts
Secretary (since 2004)                             Pension Reserves Investment Management Board from September, 1997 to
                                                   March, 2001).
                                                   ---------------------------------------------------------------------------

                     COLUMBIA FUNDS
                                    -----------------------
                                          Columbia Federal
                                           Securities Fund


------------------------------  ---------------------------------------------------------------------------
                 Growth funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                ---------------------------------------------------------------------------
                   Core funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor Fund
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal/TM/ Balanced Growth Portfolio
                                Columbia LifeGoal/TM/ Growth Portfolio
                                Columbia LifeGoal/TM/ Income Portfolio
                                Columbia LifeGoal/TM/ Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
             Tax-Managed fund   Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
              Specialty funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

----------------------  ---------------------------------------------------------------------------
   Taxable Bond funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond Fund
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond funds   Columbia California Tax-Exempt Fund
                        Columbia CA Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia CT Intermediate Municipal Bond Fund
                        Columbia FL Intermediate Municipal Bond Fund
                        Columbia GA Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia MA Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia MD Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia NC Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia NJ Intermediate Municipal Bond Fund
                        Columbia NY Intermediate Municipal Bond Fund
                        Columbia OR Intermediate Municipal Bond Fund
                        Columbia RI Intermediate Municipal Bond Fund
                        Columbia SC Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Income Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia TX Intermediate Municipal Bond Fund
                        Columbia VA Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market funds   Columbia Government Plus Reserves
                        Columbia Treasury Reserves
                        Columbia Money Market Reserves
                        Columbia Government Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia New York Tax-Exempt Reserves
                        Columbia Municipal Reserves
                        Columbia Cash Reserves

                                   PLEASE CONSIDER THE INVESTMENT OBJECTIVES,
                                   RISKS, CHARGES AND EXPENSES OF A MUTUAL FUND
                                   CAREFULLY BEFORE INVESTING. CONTACT US AT
                                   800-345-6611 FOR A PROSPECTUS WHICH CONTAINS
                                   THIS AND OTHER IMPORTANT INFORMATION ABOUT
                                   THE FUND. READ IT CAREFULLY BEFORE YOU
                                   INVEST.

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                      Columbia Federal
                                                       Securities Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]          Help your fund reduce printing and postage
                                costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia
                                Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

                                Please note - if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

eDelivery

                                                                 ---------------
Columbia Federal Securities Fund Annual Report, August 31, 2005     PRSRT STD
                                                                  U.S. Postage
                                                                      PAID
                                                                  Holliston, MA
                                                                  Permit NO. 20
                                                                 ---------------
Columbia Management.

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

Item 2. Code of Ethics.

        (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

        (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the single series of the registrant whose report to stockholders is included in this annual filing.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2005 and August 31, 2004 are approximately as follows:

                 2005                           2004
                $43,000                        $38,200

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2005 and August 31, 2004 are approximately as follows:

                 2005                           2004
                $13,600                        $3,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. In fiscal year 2005 Audit-Related Fees also include certain agreed-upon procedures related to the review of the registrant's anti-money laundering program and agreed-upon procedures related to fund mergers.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2005 and August 31, 2004 are approximately as follows:

                 2005                           2004
                $3,200                         $4,900

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Fiscal year 2004 also includes the review of calculations of required shareholder distributions.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2005 and August 31, 2004 are approximately as follows:

                 2005                           2004
                  $0                             $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

I. General Overview

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. General Procedures

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

        . A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;
        . The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;
        . The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.
        . If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. Certain Other Services Provided to Adviser Entities

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. Reporting to the Audit Committee

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

        .       A general description of the services, and
        .       Actual billed and projected fees, and
        .       The means by which such Fund Services or Fund-related Adviser
                Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. Amendments; Annual Approval by Audit Committee

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2005 and August 31, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended August 31, 2005 and August 31, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended August 31, 2005 and August 31, 2004, there were no Audit-Related Fees or Tax Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X. During the fiscal years ended August 31, 2005 and August 31, 2004, All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,500 and $95,000, respectively. For both fiscal years, All Other Fees consist primarily of internal controls reviews of the registrant's transfer agent.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended August 31, 2005 and August 31, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)                 Columbia Funds Trust III
             ------------------------------------------------------------

By (Signature and Title)     /s/ Christopher L. Wilson
                             --------------------------------------------
                             Christopher L. Wilson, President


Date                         October 27, 2005
      -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Christopher L. Wilson
                             --------------------------------------------
                             Christopher L. Wilson, President


Date                         October 27, 2005
      -------------------------------------------------------------------

By (Signature and Title)     /s/ J. Kevin Connaughton
                             --------------------------------------------
                             J. Kevin Connaughton, Treasurer


Date                         October 27, 2005
      -------------------------------------------------------------------